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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield VCT Portfolio

 Schedule of Investments 9/30/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 16.1%

 Energy - 1.4%

 Oil & Gas Exploration & Production - 0.6%

 450,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 475,875

 Oil & Gas Storage & Transportation - 0.2%

 200,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 203,760

 Coal & Consumable Fuels - 0.6%

 60,000

 B/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 56,100

 380,000

 B+/NR

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 361,712

 41,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 21,935

 $

 439,747

 Total Energy

 $

 1,119,382

 Materials - 0.6%

 Diversified Metals & Mining - 0.2%

 135,000

 NR/NR

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 139,725

 Steel - 0.4%

 205,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 223,706

 100,000

 BB-/B1

 United States Steel Corp., 2.75%, 4/1/19

 110,688

 $

 334,394

 Total Materials

 $

 474,119

 Capital Goods - 0.8%

 Electrical Components & Equipment - 0.7%

 459,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 518,383

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 65,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 69,753

 Total Capital Goods

 $

 588,136

 Transportation - 0.3%

 Airlines - 0.3%

 120,000

 B/B2

 United Airlines, Inc., 4.5%, 1/15/15

 $

 204,075

 Total Transportation

 $

 204,075

 Automobiles & Components - 1.2%

 Automobile Manufacturers - 1.2%

 461,000

 BBB-/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 910,763

 Total Automobiles & Components

 $

 910,763

 Consumer Durables & Apparel - 1.1%

 Homebuilding - 1.1%

 450,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 457,031

 109,000

 BB-/Ba3

 Lennar Corp., 2.75%, 12/15/20 (144A)

 184,755

 185,000

 B+/B2

 Standard Pacific Corp., 1.25%, 8/1/32

 228,244

 $

 870,030

 Total Consumer Durables & Apparel

 $

 870,030

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 100,000

 NR/NR

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 105,125

 Total Consumer Services

 $

 105,125

 Retailing - 0.3%

 Internet Retail - 0.3%

 190,000

 NR/NR

 Shutterfly, Inc., 0.25%, 5/15/18 (144A)

 $

 209,831

 Total Retailing

 $

 209,831

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.2%

 126,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 125,212

 Total Food, Beverage & Tobacco

 $

 125,212

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 0.9%

 460,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 517,500

 170,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 165,750

 $

 683,250

 Health Care Supplies - 0.5%

 400,000

 CCC+/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 421,750

 Managed Health Care - 0.2%

 150,000

 NR/NR

 Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)

 $

 161,906

 Total Health Care Equipment & Services

 $

 1,266,906

 Pharmaceuticals, Biotechnology & Life Sciences - 3.2%

 Biotechnology - 2.1%

 265,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 288,022

 215,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)

 232,334

 235,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 252,919

 250,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 322,031

 320,000

 NR/NR

 Theravance, Inc., 2.125%, 1/15/23

 520,400

 $

 1,615,706

 Pharmaceuticals - 1.1%

 339,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 350,653

 170,000

 NR/NR

 Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)

 349,881

 165,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 202,434

 $

 902,968

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,518,674

 Diversified Financials - 0.3%

 Consumer Finance - 0.2%

 175,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17

 $

 159,578

 Asset Management & Custody Banks - 0.1%

 55,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 58,025

 Total Diversified Financials

 $

 217,603

 Real Estate - 0.5%

 Specialized REIT's - 0.3%

 155,000

 BBB-/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 217,775

 Real Estate Operating Companies - 0.2%

 180,000

 NR/NR

 Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)

 $

 182,925

 Total Real Estate

 $

 400,700

 Software & Services - 1.8%

 Internet Software & Services - 0.1%

 100,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 97,938

 Application Software - 1.7%

 360,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 471,600

 700,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 707,438

 145,000

 NR/NR

 TIBCO Software, Inc., 2.25%, 5/1/32

 147,266

 $

 1,326,304

 Total Software & Services

 $

 1,424,242

 Technology Hardware & Equipment - 0.9%

 Electronic Components - 0.9%

 310,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 263,112

 350,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 6/1/42 (144A)

 417,594

 $

 680,706

 Total Technology Hardware & Equipment

 $

 680,706

 Semiconductors & Semiconductor Equipment - 1.8%

 Semiconductor Equipment - 0.7%

 146,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 175,656

 225,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 356,203

 $

 531,859

 Semiconductors - 1.1%

 628,000

 BB+/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 678,632

 100,000

 NR/NR

 SunPower Corp., 0.75%, 6/1/18 (144A)

 116,932

 27,000

 BBB-/NR

 Xilinx, Inc., 3.125%, 3/15/37

 43,672

 $

 839,236

 Total Semiconductors & Semiconductor Equipment

 $

 1,371,095

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $10,488,813)

 $

 12,486,599

 PREFERRED STOCKS - 1.5%

 Energy - 0.1%

 Oil & Gas Storage & Transportation - 0.1%

 4,500

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 113,580

 Total Energy

 $

 113,580

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 500

 NR/NR

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 41,250

 Total Consumer Services

 $

 41,250

 Diversified Financials - 1.1%

 Other Diversified Financial Services - 0.9%

 16,000

 7.12

 BB/B1

 Citigroup, Inc., Floating Rate Note, 12/31/99 (Perpetual)

 $

 404,000

 10,350

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 276,862

 $

 680,862

 Investment Banking & Brokerage - 0.2%

 7,000

 7.12

 BB+/NR

 Morgan Stanley, Floating Rate Note, 12/31/99 (Perpetual)

 $

 176,400

 Total Diversified Financials

 $

 857,262

 Utilities - 0.2%

 Electric Utilities - 0.2%

 8,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 170,560

 Total Utilities

 $

 170,560

 TOTAL PREFERRED STOCKS

 (Cost $1,142,649)

 $

 1,182,652

 CONVERTIBLE PREFERRED STOCKS - 3.0%

 Energy - 0.7%

 Oil & Gas Exploration & Production - 0.7%

 13,170

 NR/NR

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 $

 460,950

 1,054

 CCC/NR

 SandRidge Energy, Inc., 7.0% (Perpetual)

 105,400

 $

 566,350

 Total Energy

 $

 566,350

 Capital Goods - 0.4%

 Electrical Components & Equipment - 0.4%

 2,000

 NR/NR

 General Cable Corp., 5.75%, 11/24/13

 $

 317,875

 Total Capital Goods

 $

 317,875

 Automobiles & Components - 0.3%

 Tires & Rubber - 0.3%

 3,462

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 220,460

 Total Automobiles & Components

 $

 220,460

 Consumer Durables & Apparel - 0.5%

 Home Furnishings - 0.5%

 5,000

 Sealy Corp., 8.0%, 7/15/16 (PIK)

 $

 396,250

 Total Consumer Durables & Apparel

 $

 396,250

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.9%

 2,797

 CCC/NR

 Alere, Inc., 3.0%, 12/31/99 (Perpetual)

 $

 725,822

 Total Health Care Equipment & Services

 $

 725,822

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 2,000

 BB+/NR

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 116,625

 Total Diversified Financials

 $

 116,625

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $2,725,144)

 $

 2,343,382

 Shares

 COMMON STOCKS - 10.2%

 Energy - 0.5%

 Oil & Gas Drilling - 0.1%

 4,720

 Hercules Offshore, Inc. *

 $

 34,786

 537

 Transocean, Ltd.

 23,896

 $

 58,682

 Oil & Gas Exploration & Production - 0.2%

 5,400

 Marathon Oil Corp.

 $

 188,352

 Oil & Gas Refining & Marketing - 0.2%

 2,700

 Marathon Petroleum Corp. *

 $

 173,664

 Total Energy

 $

 420,698

 Materials - 1.7%

 Commodity Chemicals - 1.0%

 6,590

 Axiall Corp.

 $

 249,036

 6,865

 LyondellBasell Industries NV

 502,724

 $

 751,760

 Diversified Metals & Mining - 0.7%

 14,658

 Freeport-McMoRan Copper & Gold, Inc.

 $

 484,887

 88,500

 Polymet Mining Corp. *

 70,004

 $

 554,891

 Total Materials

 $

 1,306,651

 Capital Goods - 2.3%

 Aerospace & Defense - 0.8%

 3,179

 B/E Aerospace, Inc. *

 $

 234,674

 1,959

 DigitalGlobe, Inc. *

 61,944

 500

 Exelis, Inc.

 7,855

 12,790

 Orbital Sciences Corp. *

 270,892

 $

 575,365

 Electrical Components & Equipment - 0.4%

 10,000

 General Cable Corp.

 $

 317,500

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 15,596

 Commercial Vehicle Group, Inc. *

 $

 124,144

 3,800

 Joy Global, Inc.

 193,952

 $

 318,096

 Industrial Machinery - 0.7%

 3,415

 ESCO Technologies, Inc.

 $

 113,480

 2,322

 ITT Corp.

 83,476

 4,579

 Kennametal, Inc.

 208,802

 5,245

 Xylem, Inc.

 146,493

 $

 552,251

 Total Capital Goods

 $

 1,763,212

 Transportation - 0.3%

 Marine - 0.3%

 161,006

 Horizon Lines, Inc. *

 $

 215,748

 Total Transportation

 $

 215,748

 Consumer Services - 0.2%

 Restaurants - 0.2%

 2,314

 Starbucks Corp.

 $

 178,109

 Total Consumer Services

 $

 178,109

 Health Care Equipment & Services - 0.8%

 Health Care Supplies - 0.1%

 2,700

 Alere, Inc. *

 $

 82,539

 Managed Health Care - 0.7%

 4,000

 Aetna, Inc.

 $

 256,080

 4,200

 Cigna Corp.

 322,812

 $

 578,892

 Total Health Care Equipment & Services

 $

 661,431

 Pharmaceuticals, Biotechnology & Life Sciences - 2.1%

 Biotechnology - 0.6%

 7,725

 Cubist Pharmaceuticals, Inc. *

 $

 490,924

 Life Sciences Tools & Services - 1.5%

 2,034

 Bio-Rad Laboratories, Inc. *

 $

 239,117

 6,820

 Thermo Fisher Scientific, Inc.

 628,463

 2,315

 Waters Corp. *

 245,876

 $

 1,113,456

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,604,380

 Real Estate - 0.6%

 Real Estate Operating Companies - 0.6%

 26,359

 Forest City Enterprises, Inc. *

 $

 499,239

 Total Real Estate

 $

 499,239

 Software & Services - 0.0% †

 Data Processing & Outsourced Services - 0.0% †

 952

 Perseus Holdings, Ltd. *

 $

 2,380

 Total Software & Services

 $

 2,380

 Technology Hardware & Equipment - 1.4%

 Computer Storage & Peripherals - 0.2%

 3,800

 EMC Corp.

 $

 97,128

 Electronic Equipment Manufacturers - 0.4%

 7,667

 Itron, Inc. *

 $

 328,378

 Electronic Manufacturing Services - 0.3%

 4,700

 TE Connectivity, Ltd.

 $

 243,366

 Technology Distributors - 0.5%

 2,400

 Arrow Electronics, Inc. *

 $

 116,472

 12,500

 Ingram Micro, Inc. *

 288,125

 $

 404,597

 Total Technology Hardware & Equipment

 $

 1,073,469

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 25,476

 Windstream Holdings, Inc.

 $

 203,808

 Total Telecommunication Services

 $

 203,808

 TOTAL COMMON STOCKS

 (Cost $5,630,118)

 $

 7,929,125

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.2%

 Materials - 0.1%

 Precious Metals & Minerals - 0.1%

 20,851

 BBB/NR

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 $

 21,700

 Total Materials

 $

 21,700

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 100,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 $

 89,259

 Total Banks

 $

 89,259

 TOTAL ASSET BACKED SECURITIES

 (Cost $113,272)

 $

 110,959

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%

 Banks - 0.8%

 Thrifts & Mortgage Finance - 0.8%

 68,865

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 $

 57,503

 100,000

 5.94

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 99,097

 450,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 460,212

 $

 616,812

 Total Banks

 $

 616,812

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 44,360

 BB+/Ba3

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 $

 45,709

 Total Diversified Financials

 $

 45,709

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $659,890)

 $

 662,521

 CORPORATE BONDS - 59.3%

 Energy - 17.8%

 Oil & Gas Drilling - 1.6%

 350,000

 BB/Ba3

 Atwood Oceanics, Inc., 6.5%, 2/1/20

 $

 366,625

 150,000

 B-/B3

 Offshore Group Investment, Ltd., 7.125%, 4/1/23

 146,250

 150,000

 B+/B1

 Pacific Drilling SA, 5.375%, 6/1/20 (144A)

 146,250

 220,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 237,600

 310,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 329,375

 $

 1,226,100

 Oil & Gas Equipment & Services - 1.8%

 300,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 2/15/19

 $

 303,000

 160,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 166,400

 398,000

 B-/B2

 Exterran Partners LP, 6.0%, 4/1/21 (144A)

 386,060

 350,000

 BB/Ba3

 Forum Energy Technologies, Inc., 6.25%, 10/1/21 (144A)

 352,188

 2,000

 NR/NR

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A) (c)

 1,800

 75,000

 CC/C

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A) (c)

 67,500

 50,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 49,500

 105,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 105,525

 $

 1,431,973

 Oil & Gas Exploration & Production - 11.5%

 120,000

 B+/B2

 Antero Resources Finance Corp., 6.0%, 12/1/20

 $

 121,200

 100,000

 CCC+/Caa1

 Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)

 99,500

 150,000

 BB-/B1

 Berry Petroleum Co., 6.375%, 9/15/22

 150,750

 520,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 566,800

 100,000

 B-/B3

 Chaparral Energy, Inc., 7.625%, 11/15/22

 101,500

 100,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 101,000

 160,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 165,600

 150,000

 BB+/Ba3

 Concho Resources, Inc., 5.5%, 4/1/23

 148,125

 100,000

 BBB-/Ba2

 Continental Resources, Inc., 5.0%, 9/15/22

 100,625

 195,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 178,425

 155,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 153,062

 200,000

 B/B2

 EP Energy LLC, 7.75%, 9/1/22

 217,000

 400,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 450,000

 195,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 205,725

 245,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 256,025

 225,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 230,625

 100,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)

 98,250

 100,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22 (144A)

 97,500

 355,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 387,838

 150,000

 B-/Caa1

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 140,250

 400,000

 B/B2

 Linn Energy LLC, 6.75%, 11/1/19 (144A)

 377,000

 160,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 168,000

 535,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 536,338

 80,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 84,400

 185,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

 196,100

 190,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 186,200

 150,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

 152,250

 160,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 164,000

 175,000

 BB/Ba2

 Range Resources Corp., 5.0%, 3/15/23

 168,000

 350,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

 360,500

 385,000

 B+/B2

 Rosetta Resources, Inc., 5.625%, 5/1/21

 365,750

 325,000

 CCC+/B3

 Samson Investment Co., 10.25%, 2/15/20 (144A)

 344,500

 360,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

 351,000

 85,000

 BB-/Ba3

 SM Energy Co., 6.5%, 11/15/21

 88,400

 150,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 157,500

 870,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 852,600

 105,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 105,525

 100,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 101,250

 200,000

 BB+/NR

 Whiting Petroleum Corp., 5.75%, 3/15/21 (144A)

 204,500

 $

 8,933,613

 Oil & Gas Refining & Marketing - 0.3%

 235,000

 BB+/Ba2

 Tesoro Corp., 5.375%, 10/1/22

 $

 224,425

 Oil & Gas Storage & Transportation - 2.2%

 100,000

 B+/B2

 Atlas Pipeline Partners LP, 4.75%, 11/15/21 (144A)

 $

 90,375

 405,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 428,794

 65,000

 B/B1

 Genesis Energy LP, 5.75%, 2/15/21

 63,700

 150,000

 BB-/B1

 Holly Energy Partners LP, 6.5%, 3/1/20

 154,500

 350,000

 B-/B2

 Penn Virginia Resource Partners LP, 8.375%, 6/1/20

 364,000

 395,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 386,606

 220,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 199,100

 $

 1,687,075

 Coal & Consumable Fuels - 0.4%

 100,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 $

 100,250

 200,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 208,000

 $

 308,250

 Total Energy

 $

 13,811,436

 Materials - 7.5%

 Commodity Chemicals - 1.0%

 500,000

 BB/Ba3

 Axiall Corp., 4.875%, 5/15/23 (144A)

 $

 473,750

 200,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 207,000

 125,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 125,938

 $

 806,688

 Specialty Chemicals - 0.3%

 200,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20

 $

 198,000

 Metal & Glass Containers - 2.1%

 215,000

 BB+/Ba1

 Ball Corp., 4.0%, 11/15/23

 $

 192,962

 765,000

 BB-/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 841,500

 225,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 226,688

 350,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 365,750

 $

 1,626,900

 Paper Packaging - 1.0%

 200,000

 CCC+/Caa2

 Exopack Holding Corp., 10.0%, 6/1/18

 $

 211,000

 285,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 294,975

 310,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 286,750

 $

 792,725

 Aluminum - 0.3%

 200,000

 BB-/Ba3

 Kaiser Aluminum Corp., 8.25%, 6/1/20

 $

 223,500

 Diversified Metals & Mining - 0.5%

 100,000

 BB-/B1

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $

 101,000

 250,000

 B/B3

 Global Brass & Copper, Inc., 9.5%, 6/1/19 (144A)

 275,000

 55,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 58,575

 $

 434,575

 Gold - 0.4%

 100,000

 BB/Ba3

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 96,500

 240,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 209,400

 $

 305,900

 Steel - 1.0%

 265,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 $

 208,025

 230,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 224,825

 145,000

 BB+/Ba2

 Steel Dynamics, Inc., 6.125%, 8/15/19

 151,162

 145,000

 BB+/Ba2

 Steel Dynamics, Inc., 6.375%, 8/15/22

 150,075

 $

 734,087

 Forest Products - 0.3%

 235,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 237,350

 Paper Products - 0.6%

 150,000

 BB/Ba2

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 135,000

 265,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 232,538

 80,000

 B-/Caa1

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 80,000

 $

 447,538

 Total Materials

 $

 5,807,263

 Capital Goods - 4.4%

 Aerospace & Defense - 0.5%

 150,000

 CCC+/Caa1

 Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)

 $

 154,125

 110,000

 BB/Ba2

 Bombardier, Inc., 6.125%, 1/15/23 (144A)

 110,000

 110,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 105,050

 $

 369,175

 Building Products - 0.1%

 100,000

 BB-/NR

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 101,000

 Construction & Engineering - 0.3%

 345,000

 CC/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 $

 205,275

 Electrical Components & Equipment - 0.3%

 245,000

 B/B2

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 260,312

 Industrial Conglomerates - 0.6%

 240,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 252,000

 200,000

 B-/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 218,000

 $

 470,000

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 370,000

 CCC/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 374,625

 350,000

 B+/B1

 Titan International, Inc., 6.875%, 10/1/20 (144A)

 352,625

 $

 727,250

 Industrial Machinery - 0.9%

 200,000

 B-/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 198,500

 250,000

 B/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 273,125

 235,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 240,875

 $

 712,500

 Trading Companies & Distributors - 0.7%

 175,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 184,724

 200,000

 B/B2

 Avis Budget Car Rental LLC, 5.5%, 4/1/23

 185,000

 200,000

 BB/Ba3

 Rexel SA, 5.25%, 6/15/20 (144A)

 195,000

 $

 564,724

 Total Capital Goods

 $

 3,410,236

 Commercial Services & Supplies - 0.6%

 Environmental & Facilities Services - 0.2%

 110,000

 B/B3

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 111,650

 Diversified Support Services - 0.2%

 200,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 181,000

 Security & Alarm Services - 0.2%

 165,000

 BB+/NR

 Allegion US Holding Co, Inc., 5.75%, 10/1/21 (144A)

 $

 165,000

 Total Commercial Services & Supplies

 $

 457,650

 Transportation - 0.8%

 Air Freight & Logistics - 0.3%

 210,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 216,300

 Airlines - 0.3%

 100,000

 BB/B1

 Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)

 $

 96,500

 19,838

 BB+/Ba2

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 20,532

 100,000

 B/B2

 United Continental Holdings, Inc., 6.375%, 6/1/18

 101,750

 $

 218,782

 Airport Services - 0.2%

 150,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 156,750

 Total Transportation

 $

 591,832

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.5%

 100,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 $

 92,750

 115,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 113,850

 200,000

 B+/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 205,500

 $

 412,100

 Tires & Rubber - 0.1%

 85,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 88,400

 Automobile Manufacturers - 0.5%

 115,000

 B/B1

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 127,075

 200,000

 B/B1

 Chrysler Group LLC, 8.25%, 6/15/21

 224,000

 $

 351,075

 Total Automobiles & Components

 $

 851,575

 Consumer Durables & Apparel - 2.4%

 Homebuilding - 1.5%

 365,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 383,250

 100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 100,500

 190,000

 B/B2

 KB Home, 7.5%, 9/15/22

 197,600

 225,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 207,000

 115,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 121,900

 105,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 98,175

 $

 1,108,425

 Housewares & Specialties - 0.9%

 685,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 $

 707,262

 Total Consumer Durables & Apparel

 $

 1,815,687

 Consumer Services - 1.5%

 Casinos & Gaming - 0.5%

 589,129

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 $

 85,424

 100,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20

 105,000

 200,000

 B+/B2

 Scientific Games International, Inc., 6.25%, 9/1/20

 201,500

 $

 391,924

 Hotels, Resorts & Cruise Lines - 0.3%

 210,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 232,575

 Restaurants - 0.2%

 150,000

 B-/Caa1

 Burger King Capital Holdings LLC, 4/15/19 (Step) (144A) (d)

 $

 132,000

 Education Services - 0.2%

 130,000

 CCC/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 123,500

 Specialized Consumer Services - 0.3%

 280,000

 BB/Ba3

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 265,300

 Total Consumer Services

 $

 1,145,299

 Media - 3.4%

 Advertising - 0.4%

 125,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 126,562

 150,000

 BB/B2

 The Nielsen Co Luxembourg SARL, 5.5%, 10/1/21 (144A)

 150,375

 $

 276,937

 Broadcasting - 1.6%

 200,000

 BB-/B1

 CCO Holdings LLC, 5.25%, 3/15/21 (144A)

 $

 192,000

 250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 253,750

 350,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23

 329,875

 150,000

 B/B1

 Sinclair Television Group, Inc., 6.375%, 11/1/21 (144A)

 150,750

 $

 926,375

 Cable & Satellite - 0.6%

 115,000

 BB/B1

 Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)

 $

 104,938

 225,000

 B/B3

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 240,750

 125,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 129,375

 $

 475,063

 Movies & Entertainment - 0.5%

 225,000

 B+/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 234,844

 180,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 166,050

 $

 400,894

 Publishing - 0.3%

 280,000

 BB/Ba1

 Gannett Co, Inc., 6.375%, 10/15/23 (144A)

 $

 277,900

 Total Media

 $

 2,357,169

 Retailing - 0.1%

 Automotive Retail - 0.1%

 105,000

 BB-/Ba3

 CST Brands, Inc., 5.0%, 5/1/23 (144A)

 $

 98,962

 Total Retailing

 $

 98,962

 Food, Beverage & Tobacco - 1.1%

 Distillers & Vintners - 0.4%

 145,000

 BB+/Ba1

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 133,944

 180,000

 BB+/Ba1

 Constellation Brands, Inc., 4.25%, 5/1/23

 165,150

 $

 299,094

 Packaged Foods & Meats - 0.3%

 100,000

 B+/B1

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 95,500

 95,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 100,938

 $

 196,438

 Tobacco - 0.4%

 365,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21 (144A)

 $

 343,100

 Total Food, Beverage & Tobacco

 $

 838,632

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 200,000

 B/B2

 Revlon Consumer Products Corp., 5.75%, 2/15/21 (144A)

 $

 192,500

 Total Household & Personal Products

 $

 192,500

 Health Care Equipment & Services - 4.1%

 Health Care Equipment - 0.4%

 285,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 319,200

 Health Care Services - 1.0%

 325,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 337,188

 410,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 424,350

 $

 761,538

 Health Care Facilities - 2.7%

 100,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 107,250

 350,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 374,500

 730,000

 B/B3

 CHS, 7.125%, 7/15/20

 737,300

 450,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 479,250

 370,000

 B+/B3

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 382,025

 $

 2,080,325

 Total Health Care Equipment & Services

 $

 3,161,063

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.4%

 393,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 351,735

 Pharmaceuticals - 0.2%

 120,000

 B-/Caa1

 Par Pharmaceutical Companies, Inc., 7.375%, 10/15/20 (144A)

 $

 124,050

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 475,785

 Diversified Financials - 0.9%

 Other Diversified Financial Services - 0.2%

 185,000

 5.65

 BB/Ba1

 ING US, Inc., Floating Rate Note, 5/15/53

 $

 169,117

 Specialized Finance - 0.4%

 300,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 $

 306,750

 Consumer Finance - 0.0% †

 40,000

 BB-/Ba3

 General Motors Financial Co, Inc., 4.25%, 5/15/23 (144A)

 $

 36,550

 Asset Management & Custody Banks - 0.3%

 200,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.875%, 3/15/22 (144A)

 $

 201,000

 Total Diversified Financials

 $

 713,417

 Insurance - 2.0%

 Insurance Brokers - 0.5%

 250,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $

 279,062

 150,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 150,000

 $

 429,062

 Life & Health Insurance - 0.3%

 200,000

 BB-/B1

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 203,000

 Reinsurance - 1.2%

 250,000

 7.35

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 $

 260,050

 250,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 253,350

 125,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (d)

 130,959

 250,000

 12.75

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 274,075

 $

 918,434

 Total Insurance

 $

 1,550,496

 Real Estate - 1.5%

 Diversified REIT's - 0.9%

 375,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 384,375

 300,000

 BB/Ba1

 DuPont Fabros Technology LP, 5.875%, 9/15/21 (144A)

 300,000

 $

 684,375

 Mortgage REIT's - 0.0% †

 50,000

 B+/B3

 iStar Financial, Inc., 4.875%, 7/1/18

 $

 48,500

 Specialized REIT's - 0.2%

 159,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 $

 170,925

 Real Estate Development - 0.4%

 300,000

 B/Ba3

 The Howard Hughes Corp., 6.875%, 10/1/21 (144A)

 $

 299,778

 Total Real Estate

 $

 1,203,578

 Software & Services - 1.8%

 Internet Software & Services - 0.5%

 365,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 $

 392,375

 Data Processing & Outsourced Services - 0.5%

 89,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 97,900

 50,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 52,625

 89,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 91,892

 200,000

 BB/Ba3

 WEX, Inc., 4.75%, 2/1/23 (144A)

 182,000

 $

 424,417

 Application Software - 0.2%

 135,000

 BB-/B2

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 137,362

 Systems Software - 0.4%

 300,226

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)

 $

 279,210

 Home Entertainment Software - 0.2%

 150,000

 BB+/Ba2

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 150,188

 Total Software & Services

 $

 1,383,552

 Technology Hardware & Equipment - 1.9%

 Communications Equipment - 0.5%

 410,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 378,225

 Computer Hardware - 0.2%

 210,000

 BB/Ba3

 NCR Corp., 5.0%, 7/15/22

 $

 195,300

 Computer Storage & Peripherals - 0.6%

 475,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 457,188

 Electronic Equipment Manufacturers - 0.4%

 325,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 345,312

 Electronic Manufacturing Services - 0.2%

 50,000

 BB+/Ba1

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 48,500

 80,000

 BB+/Ba1

 Flextronics International, Ltd., 5.0%, 2/15/23

 76,000

 $

 124,500

 Total Technology Hardware & Equipment

 $

 1,500,525

 Telecommunication Services - 4.3%

 Integrated Telecommunication Services - 4.3%

 375,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 373,125

 250,000

 B/B3

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 260,500

 389,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 411,368

 731,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 798,618

 200,000

 BB-/Ba2

 Frontier Communications Corp., 9.25%, 7/1/21

 229,000

 105,000

 B+/B1

 tw telecom holdings inc, 5.375%, 10/1/22

 100,275

 230,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 210,450

 405,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 403,988

 500,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 516,250

 $

 3,303,574

 Total Telecommunication Services

 $

 3,303,574

 Utilities - 1.7%

 Independent Power Producers & Energy Traders - 1.7%

 330,000

 BB-/Ba3

 AES Corp. Virginia, 4.875%, 5/15/23

 $

 308,550

 450,000

 BB-/B1

 NRG Energy, Inc., 6.625%, 3/15/23

 441,000

 555,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 585,525

 $

 1,335,075

 Total Utilities

 $

 1,335,075

 TOTAL CORPORATE BONDS

 (Cost $45,373,483)

 $

 46,005,306

 SENIOR FLOATING RATE LOAN INTERESTS - 4.4% **

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 60,000

 0.00

 B-/B2

 Fieldwood Energy LLC, 9/30/20

 $

 60,038

 200,000

 6.00

 B-/B1

 Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16

 200,725

 $

 260,763

 Total Energy

 $

 260,763

 Commercial Services & Supplies - 0.2%

 Security & Alarm Services - 0.2%

 187,158

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 187,392

 Total Commercial Services & Supplies

 $

 187,392

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 170,286

 5.00

 B+/B2

 HHI Holdings LLC, Additional Term Loan, 10/5/18

 $

 171,883

 59,550

 5.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 12/19/18

 59,997

 $

 231,880

 Total Automobiles & Components

 $

 231,880

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 63,181

 6.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 63,307

 Total Consumer Durables & Apparel

 $

 63,307

 Consumer Services - 0.6%

 Hotels, Resorts & Cruise Lines - 0.4%

 296,250

 4.75

 NR/Ba2

 Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18

 $

 299,212

 Restaurants - 0.2%

 161,288

 4.75

 BB-/Ba3

 Landry's, Inc., B Term Loan, 3/22/18

 $

 162,665

 Total Consumer Services

 $

 461,877

 Media - 0.2%

 Broadcasting - 0.1%

 39,773

 4.50

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 $

 39,668

 Cable & Satellite - 0.1%

 113,567

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 3/27/19

 $

 114,466

 Total Media

 $

 154,134

 Retailing - 0.5%

 Automotive Retail - 0.5%

 381,225

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 384,521

 Total Retailing

 $

 384,521

 Food & Staples Retailing - 0.2%

 Food Distributors - 0.2%

 148,875

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 149,899

 Total Food & Staples Retailing

 $

 149,899

 Health Care Equipment & Services - 0.4%

 Health Care Services - 0.4%

 323,754

 6.50

 B+/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 324,294

 Total Health Care Equipment & Services

 $

 324,294

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.4%

 200,000

 0.00

 NR/NR

 Crystal Acquisition Co, Inc., 8/23/14

 $

 200,000

 123,674

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 124,695

 $

 324,695

 Consumer Finance - 0.4%

 7,333

 5.50

 B/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 7,353

 304,238

 4.75

 B+/B1

 Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20

 305,378

 $

 312,731

 Total Diversified Financials

 $

 637,426

 Insurance - 0.3%

 Insurance Brokers - 0.3%

 264,117

 3.62

 B+/B1

 HUB International Holdings, Inc., Term Loan, 6/13/17

 $

 264,667

 Total Insurance

 $

 264,667

 Software & Services - 0.2%

 Application Software - 0.2%

 60,434

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 61,718

 49,122

 4.25

 NR/B1

 Vertafore, Inc., Term Loan (2013), 10/20/19

 49,306

 $

 111,024

 Total Software & Services

 $

 111,024

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.3%

 200,553

 4.50

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19

 $

 202,339

 Total Semiconductors & Semiconductor Equipment

 $

 202,339

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $3,382,368)

 $

 3,433,523

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Energy - 0.0% †

 Oil & Gas Equipment & Services - 0.0% †

 75

 Green Field Energy Services, Inc. (144A)

 $

 2,625

 Total Energy

 $

 2,625

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 70

 Lear Corp., 11/9/14

 $

 10,079

 Total Automobiles & Components

 $

 10,079

 TOTAL RIGHTS / WARRANTS

 (Cost $6,780)

 $

 12,704

 TEMPORARY CASH INVESTMENTS - 7.9%

 Repurchase Agreements - 7.9%

 6,090,000

 NR/Aaa

 Bank of Nova Scotia, 0.12%, dated 9/30/13, repurchase price of

 $6,090,000 plus accrued interest on 10/1/13 collateralized by the following:

 $28,864 U.S. Treasury Notes, 0.50%, 7/31/17

 $4,701,474 Federal National Mortgage Association, 2.50-3.50%, 12/1/27-9/1/28

 $1,481,504 Freddie Mac Giant, 3.00%, 7/1/43

 $

 6,090,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,090,000)

 $

 6,090,000

 TOTAL INVESTMENT IN SECURITIES - 103.5%

 (Cost $75,612,517) (a)

 $

 80,256,771

 OTHER ASSETS & LIABILITIES - (3.5)%

 $

 (2,725,449)

 TOTAL NET ASSETS - 100.0%

 $

 77,531,322

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $21,856,013 or 28.2% of total net assets.

 †

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 PIK

 Represents a pay-in-kind security.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $75,860,763 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 6,651,406

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (2,255,399)

 Net unrealized appreciation

 $

 4,396,008

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
12,486,599

$
-

$
12,486,599

 Preferred Stocks

1,141,402

41,250

-

1,182,652

 Convertible Preferred Stocks

1,369,557

973,825

-

2,343,382

 Common Stocks

7,926,745

2,380

-

7,929,125

 Asset Backed Securities

-

110,959

-

110,959

 Collateralized Mortgage Obligations

-

662,521

-

662,521

 Corporate Bonds

-

45,874,347

130,959

46,005,306

 Senior Floating Rate Loan Interests

-

3,433,523

-

3,433,523

 Rights/Warrants

10,079

2,625

-

12,704

 Repurchase Agreement

-

6,090,000

-

6,090,000

 Total

$
10,447,783

$
69,678,029

$
130,959

$
80,256,771

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 12/31/12

$
-

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation) 2

5,959

 Purchases

125,000

 Sales

-

 Transfers in and out of Level 3**

-

 Balance as of 9/30/13

$
130,959

 Pioneer Bond VCT Portfolio

 Schedule of Investments 9/30/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.1%

 Health Care Equipment & Services - 0.6%

 Managed Health Care - 0.6%

 180,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 229,162

 Total Health Care Equipment & Services

 $

 229,162

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 175,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 189,438

 Total Semiconductors & Semiconductor Equipment

 $

 189,438

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $358,306)

 $

 418,600

 PREFERRED STOCKS - 1.9%

 Banks - 0.7%

 Diversified Banks - 0.4%

 1,800

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 46,782

 3,725

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 100,352

 $

 147,134

 Regional Banks - 0.3%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 95,531

 Total Banks

 $

 242,665

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 9,000

 7.12

 BB/B1

 Citigroup, Inc., Floating Rate Note, 12/31/99 (Perpetual)

 $

 227,250

 Total Diversified Financials

 $

 227,250

 Insurance - 0.6%

 Life & Health Insurance - 0.3%

 4,800

 7.38

 BBB-/WR

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 120,000

 Property & Casualty Insurance - 0.2%

 2,900

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 67,280

 Reinsurance - 0.1%

 50,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 51,945

 Total Insurance

 $

 239,225

 TOTAL PREFERRED STOCKS

 (Cost $707,438)

 $

 709,140

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 155

 BBB+/Ba1

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 176,314

 Total Banks

 $

 176,314

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $152,770)

 $

 176,314

 ASSET BACKED SECURITIES - 6.1%

 15,529

 0.36

 BB+/Ba3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 $

 15,006

 19,029

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 19,069

 11,000

 BBB/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 11,196

 29,366

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 29,342

 25,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 24,464

 43,446

 0.48

 AA+/Aa1

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34

 43,127

 394

 0.85

 AA+/A3

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 394

 105,000

 AAA/A2

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)

 112,637

 22,591

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 23,116

 56,485

 0.68

 A+/Ba3

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 54,876

 33,215

 0.67

 A+/NR

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 32,022

 50,000

 A/A1

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 49,199

 11,418

 0.58

 AA+/A1

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 11,218

 61,820

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 61,676

 49,625

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 49,474

 121,971

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 126,512

 48,536

 0.88

 AA+/Baa3

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 48,118

 117,300

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 125,965

 18,245

 AA+/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 18,266

 70,997

 AAA/Aaa

 Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)

 71,622

 7,945

 0.72

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 7,922

 23,148

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 23,286

 25,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 24,497

 99,974

 A/NR

 FRS I LLC, 3.08%, 4/15/43 (144A)

 98,597

 100,000

 0.62

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 100,112

 36,364

 0.43

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 36,236

 17,535

 0.82

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 17,362

 27,938

 0.48

 A+/Baa3

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 25,810

 24,005

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)

 24,114

 33,132

 0.88

 AA+/A2

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 30,287

 56,091

 NR/Aaa

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 58,759

 7,830

 0.42

 AA+/A1

 JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35

 7,808

 18,710

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 19,941

 63,724

 0.53

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 61,887

 118,107

 0.44

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 115,879

 24,908

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 25,818

 13,534

 0.88

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 13,584

 19,945

 1.68

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 20,072

 40,852

 0.43

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 39,161

 35,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 35,203

 10,552

 AA-/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 10,598

 40,000

 AA/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 40,898

 25,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 25,157

 70,000

 1.02

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 69,917

 50,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 50,436

 31,808

 0.78

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 31,660

 58,256

 0.40

 B-/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 56,167

 21,343

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 21,751

 19,618

 1.12

 AA+/A1

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 18,890

 82,542

 AA-/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.579%, 9/25/36 (Step)

 86,653

 108,333

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 109,972

 10,327

 0.27

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 10,283

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,194,737)

 $

 2,246,016

 COLLATERALIZED MORTGAGE OBLIGATIONS - 17.6%

 76,946

 BBB+/NR

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 $

 79,445

 25,578

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 26,109

 42,491

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 43,210

 20,693

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 20,796

 83,729

 0.62

 A+/Baa3

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 78,642

 48,645

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 52,860

 96,274

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 98,212

 24,932

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 25,573

 29,682

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 30,677

 59,538

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 60,454

 26,691

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 28,050

 2,283

 0.28

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 2,280

 156,460

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 159,055

 73,970

 2.77

 A-/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 75,216

 65,720

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 65,864

 4,352

 3.12

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 4,252

 23,366

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 23,972

 3,808

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 3,866

 66,107

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 68,294

 4,330

 AA+/Baa1

 Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20

 4,340

 462,735

 NR/Caa2

 Bayview Commercial Asset Trust, 3.547%, 9/25/37 (Step) (144A) (d)

 36,556

 673,633

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A) (d)

 21,893

 79,753

 0.78

 A+/Ba3

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 73,779

 27,259

 2.34

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 26,767

 46,889

 0.88

 AA+/Baa3

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 43,772

 52,645

 4.50

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 52,461

 30,087

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 31,015

 50,000

 0.35

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 49,443

 55,640

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 59,342

 49,744

 2.65

 CCC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35

 48,110

 38,703

 0.31

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 38,262

 74,106

 0.36

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 73,046

 25,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 24,329

 25,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 24,796

 23,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 22,233

 100,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 101,954

 50,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 47,401

 98,276

 2.12

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 98,379

 24,770

 0.30

 AA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 24,605

 16,770

 2.55

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 16,567

 14,133

 2.59

 BBB+/B1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 14,096

 200,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 201,243

 25,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 27,172

 4,661

 NR/NR

 Fannie Mae REMICS, 5.0%, 9/25/39

 4,768

 90,129

 NR/NR

 Freddie Mac REMICS, 4.0%, 6/15/22

 95,827

 18,494

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 19,063

 50,000

 4.94

 NR/A3

 FREMF 2011-K702 Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 52,950

 50,000

 5.05

 NR/A3

 FREMF 2011-K703 Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 53,102

 25,000

 4.31

 NR/Baa2

 FREMF 2012-K705 Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 23,927

 35,000

 3.89

 NR/NR

 FREMF 2012-K708 Mortgage Trust, Floating Rate Note, 2/25/45 (144A)

 32,772

 25,000

 3.61

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 25,874

 25,000

 3.95

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 24,259

 27,555

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 4.893%, 3/10/40

 27,707

 50,000

 5.31

 A/Aaa

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40

 50,098

 34,257

 3.54

 AA/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 34,892

 47,839

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 48,739

 22,908

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 25,952

 1,477,208

 0.41

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51 (d)

 46,401

 342,676

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)

 28,612

 391,130

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (d)

 28,868

 341,762

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)

 29,505

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 50,009

 25,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 23,523

 50,000

 AAA/NR

 GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46

 47,741

 33,893

 0.90

 BBB/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 33,168

 11,457

 0.98

 BB+/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 9,802

 20,892

 0.96

 BBB/Baa1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 19,724

 64,899

 0.92

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 62,359

 58,345

 0.98

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 53,923

 34,189

 0.38

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 30,933

 50,000

 3.28

 AAA/NR

 Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)

 47,338

 32,490

 2.69

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 32,649

 100,000

 2.55

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 100,537

 11,037

 2.05

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 11,148

 33,690

 2.49

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 33,789

 61,974

 2.52

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 63,153

 41,103

 4.75

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 40,928

 27,045

 2.58

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 27,220

 138,809

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 142,841

 78,513

 3.00

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 82,254

 26,519

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 26,826

 21,329

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30

 21,463

 15,000

 1.08

 BBB+/Aa2

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 14,977

 9,796

 1.13

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 9,722

 39,149

 0.43

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 32,805

 62,588

 2.11

 A+/Baa2

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 61,264

 36,353

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 37,316

 150,847

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 154,867

 111,777

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 111,877

 59,509

 6.57

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 62,282

 50,000

 BBB-/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 54,041

 33,556

 0.28

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 33,154

 193,531

 1.38

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 193,337

 15,284

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 15,256

 38,739

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 39,651

 165,395

 BBB+/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 165,384

 44,360

 BB+/Ba3

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 45,709

 75,000

 BBB/Baa3

 RALI Series 2003-QS17 Trust, 5.5%, 9/25/33

 76,954

 172,808

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 177,407

 49,759

 BB+/Ba3

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 51,525

 56,964

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 55,497

 71,206

 CCC/NR

 RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35

 71,436

 95,082

 5.71

 NR/C

 SASCO 2007-BHC1 Trust, Floating Rate Note, 12/18/49 (144A)

 12,077

 66,730

 0.50

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 65,704

 84,625

 0.40

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 75,766

 98,468

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 91,717

 73,462

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 74,424

 12,622

 5.28

 BBB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 12,491

 92,789

 0.86

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 89,010

 29,915

 0.92

 A+/Ba1

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 27,858

 20,381

 2.74

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 20,229

 20,083

 4.08

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 20,044

 40,000

 AA/Aa3

 Timberstar Trust, 5.747%, 10/15/36 (144A)

 43,686

 400,000

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41

 412,303

 75,000

 5.30

 BBB/NR

 WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)

 75,237

 4,773

 2.20

 NR/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34

 3,864

 35,680

 2.55

 A+/Baa3

 WaMu Mortgage Pass-Through Certificates Series 2004-AR1 Trust, Floating Rate Note, 3/25/34

 35,442

 129,406

 2.50

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 128,502

 37,603

 2.43

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 38,059

 18,455

 4.34

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 18,291

 27,124

 2.64

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34

 27,599

 25,319

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 26,133

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $6,618,196)

 $

 6,485,929

 CORPORATE BONDS - 34.7%

 Energy - 3.7%

 Oil & Gas Drilling - 0.2%

 50,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 59,588

 Oil & Gas Equipment & Services - 0.1%

 50,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 47,873

 Oil & Gas Exploration & Production - 0.8%

 100,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 $

 96,750

 100,000

 BBB/Baa2

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 109,750

 65,000

 BBB/Baa2

 Rosneft Finance SA, 7.5%, 7/18/16 (144A)

 72,638

 $

 279,138

 Oil & Gas Refining & Marketing - 0.6%

 200,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 $

 229,497

 Oil & Gas Storage & Transportation - 2.0%

 50,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 54,876

 90,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 102,076

 75,000

 5.85

 BB+/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 68,625

 265,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 304,036

 50,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 58,465

 70,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 73,080

 69,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 78,203

 $

 739,361

 Total Energy

 $

 1,355,457

 Materials - 1.6%

 Diversified Chemicals - 0.1%

 30,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 28,420

 Construction Materials - 0.5%

 166,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 185,920

 Diversified Metals & Mining - 0.5%

 185,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 165,267

 50,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)

 46,098

 $

 211,365

 Gold - 0.1%

 40,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 36,496

 Steel - 0.4%

 115,000

 BB+/Ba1

 ArcelorMittal, 6.0%, 3/1/21

 $

 117,875

 25,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 23,127

 $

 141,002

 Total Materials

 $

 603,203

 Capital Goods - 1.4%

 Aerospace & Defense - 0.1%

 50,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 51,875

 Building Products - 0.4%

 25,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 26,188

 110,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 124,025

 $

 150,213

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 70,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 67,370

 65,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 75,730

 $

 143,100

 Trading Companies & Distributors - 0.5%

 170,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 179,446

 Total Capital Goods

 $

 524,634

 Consumer Services - 0.9%

 Education Services - 0.9%

 10,000

 AA+/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 8,584

 25,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 29,345

 50,000

 AAA/NR

 President and Fellows of Harvard College, 2.3%, 10/1/23

 46,079

 105,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 119,204

 50,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 48,919

 100,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 94,301

 $

 346,432

 Total Consumer Services

 $

 346,432

 Media - 0.3%

 Cable & Satellite - 0.3%

 100,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 114,881

 Total Media

 $

 114,881

 Food & Staples Retailing - 0.4%

 Drug Retail - 0.4%

 44,889

 BBB+/Baa1

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 47,759

 84,142

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 90,898

 $

 138,657

 Total Food & Staples Retailing

 $

 138,657

 Food, Beverage & Tobacco - 0.7%

 Packaged Foods & Meats - 0.6%

 85,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 83,949

 120,000

 BBB-/Baa1

 Mondelez International, Inc., 6.5%, 2/9/40

 140,848

 $

 224,797

 Tobacco - 0.1%

 25,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 22,962

 Total Food, Beverage & Tobacco

 $

 247,759

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 80,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 80,494

 Total Household & Personal Products

 $

 80,494

 Health Care Equipment & Services - 0.2%

 Health Care Services - 0.2%

 75,000

 AA-/Aa3

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 67,879

 Total Health Care Equipment & Services

 $

 67,879

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Life Sciences Tools & Services - 0.4%

 135,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 157,867

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 157,867

 Banks - 4.4%

 Diversified Banks - 1.8%

 220,000

 BBB/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 $

 244,375

 90,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 90,110

 150,000

 A/A2

 HSBC Bank Plc, 7.65%, 5/1/25

 182,872

 100,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 104,019

 60,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 52,200

 $

 673,576

 Regional Banks - 2.0%

 145,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 $

 165,321

 250,000

 4.48

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 248,750

 75,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 77,250

 210,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 242,046

 $

 733,367

 Thrifts & Mortgage Finance - 0.6%

 75,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 79,062

 125,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.45%, 8/27/18

 127,660

 $

 206,722

 Total Banks

 $

 1,613,665

 Diversified Financials - 7.0%

 Other Diversified Financial Services - 2.8%

 125,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 141,054

 200,000

 5.20

 BB+/B1

 Bank of America Corp., Floating Rate Note, 12/29/49 (Perpetual)

 175,000

 105,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 97,244

 95,000

 5.95

 BB/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 88,588

 140,000

 AA/A2

 General Electric Capital Corp., 5.3%, 2/11/21

 152,261

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 108,750

 200,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49 (Perpetual)

 175,000

 100,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 89,695

 $

 1,027,592

 Consumer Finance - 1.1%

 415,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 $

 418,681

 Asset Management & Custody Banks - 0.7%

 150,000

 A/NR

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 $

 158,260

 75,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 72,381

 25,000

 4.50

 BBB/Baa1

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 21,625

 $

 252,266

 Investment Banking & Brokerage - 2.4%

 300,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)

 $

 219,000

 114,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 126,445

 190,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 206,380

 125,000

 BBB+/Baa2

 Morgan Stanley, 4.1%, 5/22/23

 116,590

 85,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 94,058

 115,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 111,860

 $

 874,333

 Total Diversified Financials

 $

 2,572,872

 Insurance - 5.2%

 Life & Health Insurance - 2.2%

 75,000

 BBB+/WR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 88,398

 210,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 205,800

 160,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 235,200

 145,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 175,323

 100,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 98,000

 $

 802,721

 Multi-line Insurance - 0.6%

 90,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 108,809

 100,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 103,559

 $

 212,368

 Property & Casualty Insurance - 1.4%

 100,000

 6.80

 BBB/Baa3

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 $

 100,782

 145,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 147,900

 50,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 56,585

 185,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 222,587

 $

 527,854

 Reinsurance - 1.0%

 65,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 $

 63,747

 25,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (c)

 26,192

 45,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 44,550

 100,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 109,336

 100,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 102,789

 30,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 30,075

 $

 376,689

 Total Insurance

 $

 1,919,632

 Real Estate - 1.7%

 Diversified REIT's - 0.3%

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 62,873

 45,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 49,496

 $

 112,369

 Office REIT's - 0.5%

 45,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 45,225

 25,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 24,254

 35,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 31,725

 30,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 29,671

 60,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 54,575

 $

 185,450

 Retail REIT's - 0.0% †

 15,000

 BBB-/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 15,273

 Specialized REIT's - 0.9%

 20,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 20,799

 150,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 168,321

 130,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 129,833

 $

 318,953

 Total Real Estate

 $

 632,045

 Software & Services - 0.0% †

 Data Processing & Outsourced Services - 0.0% †

 22,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 22,715

 Total Software & Services

 $

 22,715

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 0.9%

 100,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 $

 105,748

 24,835

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 25,434

 75,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 82,832

 90,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 101,604

 $

 315,618

 Wireless Telecommunication Services - 0.7%

 180,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 191,010

 75,000

 NR/NR

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 79,663

 $

 270,673

 Total Telecommunication Services

 $

 586,291

 Utilities - 5.0%

 Electric Utilities - 2.6%

 30,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 35,117

 71,645

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 76,889

 125,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 118,238

 38,912

 B-/B1

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 32,532

 200,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 218,750

 29,162

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 28,578

 100,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 120,376

 75,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note (Perpetual)

 77,250

 225,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 257,792

 $

 965,522

 Gas Utilities - 0.7%

 239,083

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 253,428

 Multi-Utilities - 0.7%

 215,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 240,270

 Independent Power Producers & Energy Traders - 1.0%

 86,991

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 92,291

 140,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 146,481

 143,251

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 147,988

 $

 386,760

 Total Utilities

 $

 1,845,980

 TOTAL CORPORATE BONDS

 (Cost $11,994,107)

 $

 12,830,463

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.1%

 47,781

 AAA/Aaa

 Fannie Mae, 3.0%, 12/1/42

 $

 46,726

 507,188

 AAA/Aaa

 Fannie Mae, 3.0%, 8/1/42

 495,977

 165,727

 AAA/Aaa

 Fannie Mae, 3.0%, 9/1/42

 162,057

 100,000

 AAA/Aaa

 Fannie Mae, 3.5%, 7/1/43

 101,873

 19,082

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 20,026

 37,796

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/40

 39,917

 33,456

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 35,113

 46,170

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 49,308

 14,656

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 15,652

 21,042

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 22,896

 33,444

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/19

 35,726

 14,697

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 15,967

 23,480

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 25,750

 6,895

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/33

 7,398

 36,115

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/18

 38,034

 41,670

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/33

 45,516

 95,337

 AAA/Aaa

 Fannie Mae, 5.9%, 7/1/28

 106,221

 5,750

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 6,370

 7,247

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 8,018

 9,731

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/32

 10,654

 32,606

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/32

 35,629

 25,763

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 28,484

 41,352

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 45,489

 1,092

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/15

 1,103

 39,646

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/33

 43,896

 34,775

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/34

 37,977

 9,348

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 10,202

 16,101

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 17,839

 15,835

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 17,291

 1,688

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 1,724

 7,597

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/32

 8,528

 5,850

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 6,530

 4,980

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 5,573

 19,280

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 21,558

 3,104

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 3,455

 11,601

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 12,896

 5,121

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/32

 5,660

 5,127

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/21

 5,666

 37,895

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 42,722

 9,392

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/32

 10,520

 9,984

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/32

 11,245

 1,743

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 1,926

 5,243

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 6,293

 999

 AAA/Aaa

 Fannie Mae, 7.0%, 11/1/29

 1,046

 1,411

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/31

 1,589

 4,589

 AAA/Aaa

 Fannie Mae, 7.0%, 8/1/19

 5,109

 5,947

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/18

 6,536

 13,196

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/30

 14,837

 3,110

 AAA/Aaa

 Fannie Mae, 7.5%, 2/1/31

 3,678

 10,755

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 12,896

 13,609

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 15,632

 38,086

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 45,037

 1,390

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 1,626

 2,012

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 2,314

 5,200

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 6,068

 5,353

 AAA/Aaa

 Fannie Mae, 9.5%, 2/1/21

 5,444

 21,936

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 23,602

 17,084

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 18,453

 19,786

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 21,289

 39,802

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 43,436

 11,959

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 13,040

 4,474

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/32

 4,938

 18,508

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/32

 20,441

 19,300

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/32

 21,310

 6,737

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 7,378

 31,776

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 35,102

 9,818

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/29

 10,941

 21,949

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/31

 24,490

 5,839

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/32

 6,467

 2,671

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/32

 2,954

 4,625

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/31

 5,130

 33,862

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/32

 37,501

 11,896

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 13,290

 30,434

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 32,833

 3,843

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 2/1/31

 4,418

 2,921

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/32

 3,290

 610

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 4/1/30

 622

 6,667

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 4/1/32

 7,573

 4,528

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 5,059

 14,390

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 16,167

 2,771

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.5%, 8/1/31

 3,187

 90,074

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/18

 96,207

 37,709

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 40,410

 37,481

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 40,540

 49,746

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/17

 52,863

 37,660

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 40,169

 32,396

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 35,551

 41,773

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 46,228

 23,948

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/33

 26,241

 34,152

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 37,695

 73,179

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 80,770

 76,209

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 10/15/29

 83,504

 17,829

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 19,966

 14,442

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 15,961

 22,765

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 25,473

 6,322

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 7,072

 58,685

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 65,807

 43,494

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 48,680

 34,161

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/33

 38,179

 40,434

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/18

 42,772

 31,079

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 34,450

 131

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 131

 33,478

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 37,104

 16,127

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 16,934

 19,914

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/19

 21,415

 28,500

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 31,855

 44,162

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 48,778

 26,473

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 29,682

 7,666

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 8,593

 7,639

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 8,570

 4,137

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 4,796

 50,763

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 58,104

 7,423

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 8,325

 3,649

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/26

 4,092

 14,629

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 15,457

 811

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 814

 4,912

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 5,536

 5,903

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 6,883

 31,083

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 34,905

 12,239

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 14,086

 6,977

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 7,827

 7,363

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 7,542

 8,859

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 9,938

 10,680

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 12,260

 5,422

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 6,285

 1,444

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 1,619

 7,375

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 8,277

 23,086

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 25,878

 8,302

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 9,316

 10,075

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 11,306

 4,698

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/26

 5,164

 7,197

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/29

 8,513

 10,880

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 12,270

 4,456

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/30

 4,639

 1,639

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 1,778

 21,047

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 22,741

 2,271

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/31

 2,353

 14,736

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 16,660

 2,614

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,691

 6,255

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 6,867

 41,552

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 47,104

 13,457

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 15,193

 25,218

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/26

 27,239

 1,940

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 2,190

 9,275

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 10,980

 5,483

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 6,500

 2,240

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/27

 2,350

 2,008

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 1/15/31

 2,171

 1,241

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/22

 1,388

 5,664

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,473

 724

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/23

 811

 571

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/23

 615

 35,182

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 37,973

 28,314

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 30,197

 42,563

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 11/20/19

 45,392

 120,693

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 2/20/28

 132,830

 34,251

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/33

 38,587

 10,013

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 10,642

 6,997

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/16

 7,263

 21,053

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 22,579

 8,530

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 12/20/28

 9,890

 6,237

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 7,195

 5,135

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 9/20/31

 5,803

 2,733

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 3,095

 17,149

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 19,791

 9,148

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 10,705

 1,586

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/27

 1,897

 700

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 8/20/25

 848

 127,273

 AA-/Aaa

 New Valley Generation I, 7.299%, 3/15/19

 147,108

 250,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/41

 282,656

 300,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 346,688

 500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.75%, 2/28/18

 490,312

 400,000

 AA+/Aaa

 U.S. Treasury Notes, 0.875%, 1/31/18

 394,750

 200,000

 AA+/Aaa

 U.S. Treasury Notes, 2.0%, 2/15/23

 190,484

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $5,712,676)

 $

 5,954,349

 MUNICIPAL BONDS - 7.2%

 Municipal Airport - 0.2%

 75,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 82,844

 Municipal Development - 0.4%

 135,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 $

 137,952

 Municipal General - 0.8%

 90,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 83,836

 25,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 23,510

 75,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 78,639

 25,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 26,450

 25,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 24,158

 50,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 47,695

 $

 284,288

 Higher Municipal Education - 3.4%

 25,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 22,356

 45,000

 AAA/Aaa

 California Educational Facilities Authority, 5.0%, 6/1/43

 51,743

 150,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 159,410

 35,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 34,998

 75,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 80,903

 25,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 25,061

 70,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 74,985

 75,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 91,870

 60,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 67,589

 170,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 178,143

 50,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 53,056

 65,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 68,918

 25,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 26,829

 200,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 209,912

 50,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 55,944

 50,000

 AA/Aa1

 University of California, 3.38%, 5/15/28

 45,964

 15,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 15,835

 $

 1,263,516

 Municipal Medical - 0.1%

 50,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 51,946

 Municipal Pollution - 0.3%

 60,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 60,949

 60,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 59,582

 $

 120,531

 Municipal Power - 0.3%

 105,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 105,433

 Municipal Transportation - 0.2%

 50,000

 AA+/Aa2

 Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41

 $

 51,540

 10,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 8,427

 $

 59,967

 Municipal Water - 1.2%

 25,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 26,446

 150,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 157,618

 85,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 89,106

 50,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 51,432

 40,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 42,590

 35,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 36,992

 50,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 51,223

 $

 455,407

 Municipal Obligation - 0.3%

 35,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 36,064

 10,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 8,899

 50,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 52,237

 $

 97,200

 TOTAL MUNICIPAL BONDS

 (Cost $2,628,591)

 $

 2,659,084

 SENIOR FLOATING RATE LOAN INTERESTS - 8.2% **

 Energy - 0.3%

 Oil & Gas Refining & Marketing - 0.3%

 105,782

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 105,738

 Total Energy

 $

 105,738

 Capital Goods - 0.1%

 Trading Companies & Distributors - 0.1%

 53,802

 4.50

 BB-/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 54,145

 Total Capital Goods

 $

 54,145

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 19,383

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 18,462

 25,103

 5.27

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 23,927

 31,645

 5.27

 CCC+/B2

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 30,142

 $

 72,531

 Total Transportation

 $

 72,531

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 1.3%

 29,764

 3.19

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 29,904

 118,555

 3.75

 B+/NR

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 118,802

 70,067

 2.12

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 68,991

 35,749

 2.12

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 35,200

 214,478

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 215,082

 $

 467,979

 Tires & Rubber - 0.5%

 205,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 206,666

 Total Automobiles & Components

 $

 674,645

 Consumer Services - 0.3%

 Restaurants - 0.3%

 113,850

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 114,318

 Total Consumer Services

 $

 114,318

 Media - 1.3%

 Broadcasting - 0.4%

 139,069

 4.50

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 $

 138,704

 Movies & Entertainment - 0.5%

 110,019

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 110,432

 84,000

 3.50

 BB/Ba3

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/16/20

 83,895

 $

 194,327

 Publishing - 0.4%

 140,459

 3.75

 B+/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 $

 140,195

 Total Media

 $

 473,226

 Household & Personal Products - 0.6%

 Personal Products - 0.6%

 215,357

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 216,232

 Total Household & Personal Products

 $

 216,232

 Health Care Equipment & Services - 1.3%

 Health Care Facilities - 0.6%

 30,953

 2.93

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 $

 30,940

 74,231

 3.00

 BB/Ba3

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 74,211

 116,547

 2.43

 BB+/Ba2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/30/16

 117,238

 $

 222,389

 Health Care Technology - 0.7%

 240,945

 3.75

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17

 $

 241,622

 Total Health Care Equipment & Services

 $

 464,011

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Life Sciences Tools & Services - 0.5%

 185,752

 3.68

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 186,495

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 186,495

 Diversified Financials - 0.3%

 Investment Banking & Brokerage - 0.3%

 98,505

 3.25

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 98,259

 Total Diversified Financials

 $

 98,259

 Insurance - 0.7%

 Insurance Brokers - 0.7%

 264,642

 3.62

 B+/B1

 HUB International Holdings, Inc., Term Loan, 6/13/17

 $

 265,193

 Total Insurance

 $

 265,193

 Software & Services - 0.3%

 IT Consulting & Other Services - 0.2%

 62,266

 3.93

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 62,538

 Data Processing & Outsourced Services - 0.1%

 3,383

 4.18

 B+/B1

 First Data Corp., 2017 New Dollar Term Loan, 3/24/17

 $

 3,372

 44,590

 4.18

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 44,283

 $

 47,655

 Systems Software - 0.0% †

 14,472

 2.18

 BB/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 14,520

 Total Software & Services

 $

 124,713

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.5%

 182,603

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 10/29/19

 $

 184,134

 Total Technology Hardware & Equipment

 $

 184,134

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $2,958,360)

 $

 3,033,640

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 37

 Lear Corp., 11/9/14

 $

 5,327

 Total Automobiles & Components

 $

 5,327

 TOTAL RIGHTS / WARRANTS

 (Cost $1,998)

 $

 5,327

 TEMPORARY CASH INVESTMENTS - 5.2%

 Repurchase Agreements - 5.2%

 1,915,000

 NR/Aaa

 Bank of Nova Scotia, 0.12%, dated 9/30/13, repurchase price of

 $1,915,000 plus accrued interest on 10/1/13 collateralized by the following:

 $131,949 U.S. Treasury Notes, 0.50%, 7/31/17

 $448,128 Federal National Mortgage Association, 3.00-3.50%, 9/1/28

 $1,373,268 Freddie Mac Giant, 3.00%, 7/1/43

 $

 1,915,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,915,000)

 $

 1,915,000

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost $35,242,179) (a)

 $

 36,433,862

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 499,775

 TOTAL NET ASSETS - 100.0%

 $

 36,933,637

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $7,355,595 or 19.9% of total net assets.

 †

 Amount rounds to less than 0.1%.

 (Perpetual)

 Security with no stated maturity date.

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $35,274,842 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 1,782,638

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (623,618)

 Net unrealized appreciation

 $

 1,159,020

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Interest only security for which the Portfolio receives interest on notional principal.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$418,600	$-	$418,600
Preferred Stocks	441,664	215,531	51,945	709,140
Convertible Preferred Stocks	176,314	-	-	176,314
Asset Backed Securities	-	2,246,016	-	2,246,016
Collateralized Mortgage Obligations	-	6,485,929	-	6,485,929
Corporate Bonds	-	12,804,271	26,192	12,830,463
U.S. Government Agency Obligations	-	5,954,349	-	5,954,349
Municipal Bonds	-	2,659,084	-	2,659,084
Senior Floating Rate Loan Interests	-	3,033,640	-	3,033,640
Rights/Warrants	5,327	-	-	5,327
Repurchase Agreement	-	1,915,000	-	1,915,000
Total	$623,305	$35,732,420	$78,137	$36,433,862
Other Financial Instruments:
Net unrealized appreciation on futures contracts	$13,042	$-	$-	$13,042
Total	$13,042	$-	$-	$13,042

During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
	Preferred	Corporate
	Stocks	Bonds	Total
Balance as of 12/31/12	$-	$-	$-
Realized gain (loss)1	-	-	-
Change in unrealized appreciation	1,945	1,192	3,137
(depreciation)2	-	-	-
Purchases	50,000	25,000	75,000
Sales	-	-	-
Transfers in and out of Level 3**	-	-	-
Balance as of 9/30/13	$51,945	$26,192	$78,137

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 9/30/2013

	Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 4.8%
				Energy - 0.6%
				Oil & Gas Exploration & Production - 0.3%
	95,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	$100,462
				Oil & Gas Storage & Transportation - 0.3%
	100,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$101,880
				Coal & Consumable Fuels - 0.0% †
	2,000		CCC/NR	James River Coal Co., 10.0%, 6/1/18 (144A)	$1,070
				Total Energy	$203,412
				Materials - 0.3%
				Diversified Metals & Mining - 0.3%
	100,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$100,750
				Total Materials	$100,750
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	74,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$83,574
				Total Capital Goods	$83,574
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	60,000		B/B2	KB Home, 1.375%, 2/1/19	$60,938
	20,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	18,250
					$79,188
				Total Consumer Durables & Apparel	$79,188
				Retailing - 0.2%
				Internet Retail - 0.2%
	75,000		BBB/NR	priceline.com, Inc., 0.35%, 6/15/20 (144A)	$78,516
				Total Retailing	$78,516
				Health Care Equipment & Services - 0.9%
				Health Care Equipment - 0.3%
	103,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	$100,425
				Health Care Services - 0.1%
	34,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$36,125
				Managed Health Care - 0.5%
	150,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42 (144A)	$190,969
				Total Health Care Equipment & Services	$327,519
				Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
				Biotechnology - 0.3%
	50,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	$54,031
	50,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	64,406
					$118,437
				Total Pharmaceuticals, Biotechnology & Life Sciences	$118,437
				Insurance - 0.1%
				Property & Casualty Insurance - 0.1%
	25,000		BBB-/Baa3	Fidelity National Financial, Inc., 4.25%, 8/15/18	$35,406
				Total Insurance	$35,406
				Software & Services - 0.6%
				Internet Software & Services - 0.1%
	50,000		NR/NR	WebMD Health Corp., 2.25%, 3/31/16	$48,969
				Application Software - 0.5%
	80,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$104,800
	55,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	55,584
					$160,384
				Total Software & Services	$209,353
				Technology Hardware & Equipment - 0.3%
				Computer Storage & Peripherals - 0.1%
	31,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$40,998
				Electronic Components - 0.2%
	95,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$80,631
				Total Technology Hardware & Equipment	$121,629
				Semiconductors & Semiconductor Equipment - 1.1%
				Semiconductor Equipment - 0.3%
	50,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$60,156
	34,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	53,826
					$113,982
				Semiconductors - 0.8%
	150,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$162,375
	30,000		A-/A2	Intel Corp., 3.25%, 8/1/39	37,144
	50,000		BBB-/NR	Xilinx, Inc., 3.125%, 3/15/37	80,875
					$280,394
				Total Semiconductors & Semiconductor Equipment	$394,376
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $1,557,912)	$1,752,160

				PREFERRED STOCKS - 3.2%
				Energy - 0.2%
				Oil & Gas Storage & Transportation - 0.2%
	2,300	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$58,052
				Total Energy	$58,052
				Banks - 1.3%
				Diversified Banks - 1.1%
	250	6.75	BB/NR	AgStar Financial Services ACA, Floating Rate Note, 12/31/99 (Perpetual) (144A)	$253,266
	5,325	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	143,456
					$396,722
				Regional Banks - 0.2%
	1,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$95,531
				Total Banks	$492,253
				Diversified Financials - 1.0%
				Other Diversified Financial Services - 0.8%
	5,800	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$159,326
	4,000	7.12	BB/B1	Citigroup, Inc., Floating Rate Note, 12/31/99 (Perpetual)	101,000
	1,950	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	52,162
					$312,488
				Consumer Finance - 0.1%
	30		CCC+/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$28,667
				Investment Banking & Brokerage - 0.1%
	1,600	7.12	BB+/NR	Morgan Stanley, Floating Rate Note, 12/31/99 (Perpetual)	$40,320
				Total Diversified Financials	$381,475
				Insurance - 0.4%
				Property & Casualty Insurance - 0.2%
	3,325	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	$77,140
				Reinsurance - 0.2%
	50,000	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$51,945
				Total Insurance	$129,085
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,000		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$100,160
				Total Telecommunication Services	$100,160
				TOTAL PREFERRED STOCKS
				(Cost $1,146,026)	$1,161,025

				CONVERTIBLE PREFERRED STOCKS - 1.1%
				Automobiles & Components - 0.2%
				Tires & Rubber - 0.2%
	1,132		NR/NR	The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$72,086
				Total Automobiles & Components	$72,086
				Banks - 0.5%
				Diversified Banks - 0.5%
	170		BBB+/Ba1	Wells Fargo & Co., 7.5% (Perpetual)	$193,377
				Total Banks	$193,377
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.2%
	83		BB+/B1	Bank of America Corp., 7.25%, 12/31/99 (Perpetual)	$89,640
				Asset Management & Custody Banks - 0.2%
	1,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$58,312
				Total Diversified Financials	$147,952
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $374,603)	$413,415
	Shares
				COMMON STOCKS - 0.6%
				Materials - 0.0% †
				Forest Products - 0.0% †
	60,000			Sino-Forest Corp. *	$150
				Total Materials	$150
				Transportation - 0.1%
				Airlines - 0.1%
	1,246			Delta Air Lines, Inc.	$29,393
				Marine - 0.0% †
	12,750			Horizon Lines, Inc. *	$17,085
				Total Transportation	$46,478
				Consumer Durables & Apparel - 0.0% †
				Leisure Products - 0.0% †
	9,170			Emerald Plantation Holdings, Ltd. *	$917
				Total Consumer Durables & Apparel	$917
				Real Estate - 0.5%
				Real Estate Development - 0.5%
	53,917			Newhall Land Development LLC *	$177,926
				Total Real Estate	$177,926
				TOTAL COMMON STOCKS
				(Cost $105,233)	$225,471
	Principal Amount ($)
				ASSET BACKED SECURITIES - 3.6%
				Materials - 0.9%
				Aluminum - 0.2%
	70,997		AAA/Aaa	Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	$71,622
				Precious Metals & Minerals - 0.0% †
	14,398	0.27	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	$11,104
				Steel - 0.7%
	72,194	0.31	CCC/Ba1	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	$71,106
	73,071	0.43	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	72,814
	14,653	0.84	AA/A1	Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35	14,612
	993	0.46	AAA/Aa1	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	991
	54,013	1.38	A+/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	53,762
	16,566	0.88	AA+/A2	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	15,144
	16,596	0.65	AA+/A1	RAMP Series 2005-EFC2 Trust, Floating Rate Note, 7/25/35	16,315
					$244,744
				Total Materials	$327,470
				Automobiles & Components - 0.3%
				Automobile Manufacturers - 0.3%
	25,000		A+/NR	AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	$24,464
	50,000		AA/A1	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	51,122
	25,000		A/A1	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,157
					$100,743
				Total Automobiles & Components	$100,743
				Food & Staples Retailing - 0.1%
				Food Retail - 0.1%
	49,625		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$49,474
				Total Food & Staples Retailing	$49,474
				Banks - 1.6%
				Diversified Banks - 0.1%
	49,736	0.56	AA+/NR	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	$48,898
				Thrifts & Mortgage Finance - 1.5%
	29,733	0.33	BB/Baa1	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$28,543
	90,253		A/NR	Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	90,612
	9,576	0.91	AA/A3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	9,507
	61,153		BB/B2	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	60,931
	55,638		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	55,508
	1,291	6.24	BBB/Baa3	Conseco Financial Corp., Floating Rate Note, 12/1/28	1,330
	18,425	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	18,481
	43,971	5.07	BB+/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	45,608
	14,599	0.43	B/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	14,190
	29,290	0.36	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	27,720
	1,491	0.98	BBB/Baa1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	1,486
	585	0.72	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	584
	7,153	0.85	AA+/NR	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	7,116
	18,386	0.69	NR/Baa1	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	18,000
	23,148		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	23,286
	25,000		BBB/NR	First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	24,243
	3,453	0.28	BB/Ba2	GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36	3,439
	75,000	5.50	BBB/Baa1	Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)	71,693
	25,000		AAA/NR	Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)	24,964
	23,838	0.31	CCC/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	22,976
					$550,217
				Total Banks	$599,115
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.3%
	20,000		BBB/Baa2	Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21	$19,548
	14,045	0.35	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	13,702
	23,627	0.42	AA+/A1	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	23,561
	49,132		A+/NR	Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	49,481
					$106,292
				Consumer Finance - 0.1%
	9,000		BBB/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$9,161
	29,366		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	29,342
					$38,503
				Asset Management & Custody Banks - 0.3%
	108,333		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$109,972
				Total Diversified Financials	$254,767
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,299,677)	$1,331,569

				COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
				Banks - 5.3%
				Diversified Banks - 0.0% †
	4,288	3.12	NR/Ba3	Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35	$4,189
				Thrifts & Mortgage Finance - 5.3%
	7,709	2.80	BBB+/Ba3	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$7,497
	51,132		BB-/NR	Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	53,065
	14,328		AA+/Baa1	Alternative Loan Trust 2003-23T2, 4.25%, 9/25/33	14,500
	37,486	0.63	BBB+/Ba1	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	37,295
	7,082		CCC/B2	Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	7,202
	5,814	0.58	BBB+/Ba3	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	5,729
	23,868		CCC/Caa3	Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35	20,855
	28,803		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	31,299
	23,173		NR/B1	Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	23,451
	10,116		NR/B2	Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	9,902
	12,513		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	12,932
	25,682		NR/B2	Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	25,393
	25,516		NR/B2	Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	25,909
	1,985	0.28	AAA/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	1,982
	19,671	3.06	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	19,736
	202,446		NR/Caa2	Bayview Commercial Asset Trust, 3.547%, 9/25/37 (Step) (144A) (e)	15,993
	40,245	2.34	AA+/Baa2	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	39,518
	18,318	4.94	CCC/B2	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	18,439
	15,324		BB+/Ba1	Charlie Mac Trust 2004-2, 5.0%, 10/25/34	15,738
	296	3.01	B-/B1	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	279
	11,384		NR/Ba2	CHL Mortgage Pass-Through Trust 2004-J2, 5.5%, 3/25/34	11,692
	44,512		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	47,474
	22,357	2.65	CCC/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	21,622
	100,000	4.65	AA-/A1	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	101,367
	38,597	0.36	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	38,045
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	24,329
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	24,796
	25,000		NR/Aa2	COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	25,138
	21,000		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	20,300
	12,271		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45	11,624
	50,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	47,401
	25,000	1.18	NR/NR	CSMC Series 2010-14R, Floating Rate Note, 11/26/37 (144A)	23,125
	15,023	2.56	B-/NR	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	14,507
	25,000	5.31	A/Aaa	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	25,049
	10,000		A-/Ba1	GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39	10,108
	25,000		AA-/NR	GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	23,523
	50,000		AAA/NR	GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46	47,741
	11,623	0.82	BBB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	10,646
	62,384	0.92	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	59,943
	50,000	3.28	AAA/NR	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	47,338
	41,833	0.54	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	39,637
	22,515	5.10	BBB+/NR	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	22,701
	14,049	5.08	NR/Caa1	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	13,926
	20,559	3.50	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	20,223
	20,874	3.72	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	19,813
	25,000	1.08	BBB+/Aa2	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	24,962
	8,747	1.13	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	8,681
	33,472	0.43	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	28,048
	50,000	1.28	A+/B1	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	44,235
	14,969		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	15,366
	37,712		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	38,717
	23,804	6.57	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	24,913
	85,002	0.64	A+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	80,415
	100,000		NR/NR	Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	101,557
	18,440		NR/A2	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	18,874
	27,342	1.58	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	24,398
	34,178		CCC/NR	Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	33,298
	26,558		NR/B3	RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	26,800
	98,468	3.00	AAA/NR	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	91,717
	29,158	0.92	A+/Ba1	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	27,153
	29,700	2.66	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	29,906
	16,480	2.62	AA+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	16,422
	20,687	2.74	NR/Baa2	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	20,533
	18,075	4.08	AAA/Ba1	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	18,039
	5,056	2.20	NR/Ba3	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34	4,093
	8,999	0.58	BBB+/Ba3	WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Trust, Floating Rate Note, 10/25/44	7,993
	11,259	2.50	BBB/NR	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	11,180
	32,344	2.43	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	32,736
	10,000	4.69	NR/A3	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	9,744
	16,379		BBB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.25%, 10/25/35	16,829
	12,576		BB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	12,580
	39,756	2.64	A+/NR	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	39,860
					$1,947,831
				Total Banks	$1,952,020
				Diversified Financials - 2.3%
				Other Diversified Financial Services - 2.1%
	30,821	2.77	A-/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	$31,340
	35,845	2.70	AA+/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	35,923
	15,415	5.08	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	15,299
	3,332		BB+/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	3,383
	1,386		AA+/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	1,389
	24,770	0.30	AA/Aaa	Credit Suisse First Boston Mortgage Securities Corp Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	24,605
	38,111	0.35	AAA/A1	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	37,950
	75,000	3.92	NR/NR	CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)	74,713
	34,189	0.38	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	30,933
	100,000		BBB-/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	108,083
	33,556	0.28	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	33,154
	15,284		NR/Baa3	ORES NPL LLC, 4.0%, 9/25/44 (144A)	15,256
	5,946		A+/Aa3	RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	6,020
	50,000		BBB/Baa3	RALI Series 2003-QS17 Trust, 5.5%, 9/25/33	51,303
	74,084	0.63	BB/NR	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	67,645
	106,044		NR/Ba3	RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	110,175
	12,526	0.68	BB+/NR	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	11,863
	50,000		B+/B1	RALI Series 2004-QS5 Trust, 5.75%, 4/25/34	50,113
	13,872	0.78	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	13,422
	16,241	2.44	BBB-/B3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	15,620
	21,610	2.59	AA+/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	21,671
					$759,860
				Asset Management & Custody Banks - 0.1%
	32,490	2.69	NR/NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	$32,649
				Investment Banking & Brokerage - 0.1%
	51,111	7.65	BBB+/Aa3	Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)	$52,255
				Total Diversified Financials	$844,764
				Real Estate - 1.1%
				Mortgage REIT's - 1.1%
	25,238	2.37	AA+/Ba1	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$25,328
	8,732		D/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	8,876
	21,560	6.01	CCC-/Caa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	21,783
	13,416	2.55	BBB+/Ba1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	13,254
	14,206	2.59	BBB+/B1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	14,169
	504	1.68	NR/WR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33	504
	30,000	4.50	NR/A3	FREMF 2011-K12 Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	29,426
	25,000	5.05	NR/A3	FREMF 2011-K703 Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	26,551
	100,000	4.31	NR/Baa2	FREMF 2012-K705 Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	95,708
	25,000	3.61	NR/A2	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,874
	22,000	3.95	NR/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	21,348
	50,000	4.44	A-/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	51,986
	10,000	3.95	NR/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)	9,252
	50,000	4.44	BBB/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	48,950
					$393,009
				Total Real Estate	$393,009
				Government - 0.8%
				Government - 0.8%
	25,000		NR/NR	Fannie Mae REMICS, 4.5%, 6/25/29	$27,172
	4,143		NR/NR	Fannie Mae REMICS, 5.0%, 9/25/39	4,238
	18,494		NR/NR	Freddie Mac REMICS, 5.0%, 6/15/34	19,063
	47,839		NR/NR	Government National Mortgage Association, 3.0%, 4/20/41	48,739
	100,000		NR/NR	Government National Mortgage Association, 4.5%, 9/20/39	109,172
	393,460	1.41	NR/NR	Government National Mortgage Association, Floating Rate Note, 10/16/43 (e)	22,546
	266,502	1.11	NR/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52 (e)	13,741
	234,228	0.71	NR/NR	Government National Mortgage Association, Floating Rate Note, 3/16/51 (e)	8,116
	146,895	1.06	NR/NR	Government National Mortgage Association, Floating Rate Note, 4/16/51 (e)	7,244
	292,939	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52 (e)	25,290
					$285,321
				Total Government	$285,321
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $3,530,951)	$3,475,114

				CORPORATE BONDS - 40.7%
				Energy - 7.8%
				Oil & Gas Drilling - 0.9%
	140,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$146,650
	50,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	52,625
	100,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	119,177
					$318,452
				Oil & Gas Equipment & Services - 0.6%
	100,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	$101,000
	100,000		B/B1	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	104,875
					$205,875
				Integrated Oil & Gas - 0.2%
	75,000		BBB/A3	Petrobras Global Finance BV, 3.0%, 1/15/19	$70,532
				Oil & Gas Exploration & Production - 3.4%
	75,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$81,750
	95,000		BB/B1	Denbury Resources, Inc., 4.625%, 7/15/23	86,925
	50,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	56,250
	200,000		BBB/Baa1	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	193,250
	75,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	78,375
	50,000		CCC+/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	48,500
	275,000		B/B2	Linn Energy LLC, 6.75%, 11/1/19 (144A)	259,188
	75,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	72,562
	95,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	95,238
	100,000		BBB/Baa2	Rosneft Finance SA, 7.25%, 2/2/20 (144A)	113,000
	35,000		CCC+/B3	Samson Investment Co., 10.25%, 2/15/20 (144A)	37,100
	25,000		B-/B2	SandRidge Energy, Inc., 8.125%, 10/15/22	25,250
	65,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	68,250
	25,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	24,500
	25,000		B/B3	W&T Offshore, Inc., 8.5%, 6/15/19	26,500
					$1,266,638
				Oil & Gas Refining & Marketing - 0.1%
	45,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	$42,975
				Oil & Gas Storage & Transportation - 2.5%
	35,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$39,696
	73,000		BBB/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	93,001
	75,000	5.85	BB+/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	68,625
	40,000	3.28	BB/Ba1	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	35,950
	50,000	7.00	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	52,938
	56,000	8.38	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	61,810
	80,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	82,600
	50,000		BB/B1	Inergy Midstream LP, 6.0%, 12/15/20 (144A)	49,625
	100,000		B-/B2	Penn Virginia Resource Partners LP, 8.25%, 4/15/18	103,750
	85,000		B-/B2	Penn Virginia Resource Partners LP, 8.375%, 6/1/20	88,400
	83,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	94,296
	99,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	113,583
	35,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	40,926
					$925,200
				Coal & Consumable Fuels - 0.1%
	50,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$47,375
				Total Energy	$2,877,047
				Materials - 1.9%
				Commodity Chemicals - 0.3%
	100,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23 (144A)	$94,750
				Diversified Chemicals - 0.1%
EURO	16,841		B-/Caa1	INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	$23,002
				Metal & Glass Containers - 0.1%
	50,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$53,750
				Diversified Metals & Mining - 0.5%
	100,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$89,334
	60,000		BBB/Baa3	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)	55,317
	75,000		B-/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A) (c)	29,250
	20,000		BBB-/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	19,050
					$192,951
				Gold - 0.1%
	25,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$21,812
				Steel - 0.7%
	40,000		BB+/Ba1	ArcelorMittal, 5.75%, 8/5/20	$41,000
	25,000		BB+/Ba1	ArcelorMittal, 6.0%, 3/1/21	25,625
	75,000		B/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	70,875
	25,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	23,127
	100,000		NR/Caa1	Metinvest BV, 8.75%, 2/14/18 (144A)	86,500
					$247,127
				Forest Products - 0.0% †
	5,762		NR/NR	Emerald Plantation Holdings, Ltd., 6.0%, 1/15/20	$3,054
				Paper Products - 0.1%
	55,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	$48,262
				Total Materials	$684,708
				Capital Goods - 2.3%
				Building Products - 0.3%
	25,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	$26,188
	85,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	95,838
					$122,026
				Construction & Engineering - 0.5%
	100,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$104,750
	75,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	73,781
					$178,531
				Electrical Components & Equipment - 0.1%
	50,000		B/B2	Coleman Cable, Inc., 9.0%, 2/15/18	$53,125
				Industrial Conglomerates - 0.1%
	50,000		B/B3	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$37,000
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	$72,182
	22,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	25,632
	35,000		CCC/B3	Navistar International Corp., 8.25%, 11/1/21	35,438
					$133,252
				Industrial Machinery - 0.2%
	49,000		B/Caa1	Mueller Water Products, Inc., 7.375%, 6/1/17	$50,225
	65,000		B-/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	34,775
					$85,000
				Trading Companies & Distributors - 0.7%
	125,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$132,188
	100,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	105,556
					$237,744
				Total Capital Goods	$846,678
				Commercial Services & Supplies - 0.1%
				Research & Consulting Services - 0.1%
	50,000		BB/NR	FTI Consulting, Inc., 6.0%, 11/15/22	$49,625
				Total Commercial Services & Supplies	$49,625
				Transportation - 0.7%
				Air Freight & Logistics - 0.2%
	75,000		B-/WR	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	$81,375
				Airlines - 0.5%
	100,000		A-/Baa2	Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	$96,750
	28,746		A/Baa1	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	30,686
	75,000		B-/NR	Gol Finance, 9.25%, 7/20/20 (144A)	62,625
					$190,061
				Total Transportation	$271,436
				Consumer Durables & Apparel - 0.5%
				Home Furnishings - 0.1%
	25,000		BBB/Ba1	Mohawk Industries, Inc., 3.85%, 2/1/23	$23,795
				Homebuilding - 0.4%
	100,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$100,500
	105,000		NR/C	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A) (c)	25,200
	40,000		BB/Ba2	DR Horton, Inc., 5.75%, 8/15/23	40,300
					$166,000
				Total Consumer Durables & Apparel	$189,795
				Consumer Services - 1.6%
				Casinos & Gaming - 1.1%
EURO	108,000	8.25	BB/Ba2	Gtech Spa, Floating Rate Note, 3/31/66 (144A)	$157,186
	15,445		NR/NR	Mashantucket Western Pequot Tribe, 6.5%, 7/1/36	2,240
EURO	50,000		CCC/Caa1	Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	66,767
	55,000		B+/B2	Scientific Games International, Inc., 9.25%, 6/15/19	59,262
	30,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	27,525
	65,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22	65,325
					$378,305
				Education Services - 0.5%
	10,000		AA+/Aaa	Amherst College, 3.794%, 11/1/42	$8,584
	25,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	21,224
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	29,345
	50,000		AAA/NR	President and Fellows of Harvard College, 2.3%, 10/1/23	46,079
	40,000		A+/A1	The George Washington University, 1.827%, 9/15/17	39,135
	25,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	23,575
	25,000		AAA/Aaa	William Marsh Rice University, 4.626%, 5/15/63	23,915
					$191,857
				Total Consumer Services	$570,162
				Media - 0.3%
				Broadcasting - 0.3%
	100,000		B+/B2	Univision Communications, Inc., 5.125%, 5/15/23 (144A)	$95,750
				Total Media	$95,750
				Retailing - 0.4%
				Internet Retail - 0.4%
	125,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$130,660
				Total Retailing	$130,660
				Food & Staples Retailing - 0.4%
				Drug Retail - 0.4%
	37,396		BBB+/Baa1	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$40,399
	81,696		BBB+/Baa1	CVS Pass-Through Trust, 6.036%, 12/10/28	90,033
					$130,432
				Total Food & Staples Retailing	$130,432
				Food, Beverage & Tobacco - 1.9%
				Soft Drinks - 0.3%
	120,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$121,200
				Agricultural Products - 0.4%
	150,000		BBB/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$156,671
				Packaged Foods & Meats - 1.0%
	50,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$53,125
	100,000		BB/Ba3	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	101,500
	150,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	139,500
	50,000		B+/B1	Post Holdings, Inc., 7.375%, 2/15/22	52,562
					$346,687
				Tobacco - 0.2%
	55,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21 (144A)	$51,700
	25,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	22,962
					$74,662
				Total Food, Beverage & Tobacco	$699,220
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	80,000		BBB-/Baa2	Avon Products, Inc., 5.0%, 3/15/23	$80,494
				Total Household & Personal Products	$80,494
				Health Care Equipment & Services - 0.2%
				Health Care Services - 0.1%
	50,000		AA-/Aa3	Catholic Health Initiatives, 4.35%, 11/1/42	$45,253
				Health Care Facilities - 0.1%
	50,000		A-/A3	NYU Hospitals Center, 4.428%, 7/1/42	$41,228
				Total Health Care Equipment & Services	$86,481
				Banks - 3.9%
				Diversified Banks - 3.0%
NOK	450,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	$75,394
	100,000	7.38	BBB-/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	106,215
	65,000	6.88	BBB/Ba1	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	66,300
	40,000		NR/B1	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	40,822
	75,000		BBB+/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	72,000
TRY	250,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	110,285
EURO	50,000		NR/NR	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	74,627
	150,000		A/A2	HSBC Bank Plc, 7.65%, 5/1/25	182,872
	100,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	104,019
	200,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	197,689
	60,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	52,200
					$1,082,423
				Regional Banks - 0.8%
	50,000		BBB/Baa1	SunTrust Banks, Inc., 3.5%, 1/20/17	$52,874
	80,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	82,400
	81,000	4.48	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	80,595
	75,000	4.85	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	64,500
					$280,369
				Thrifts & Mortgage Finance - 0.1%
	50,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$52,708
				Total Banks	$1,415,500
				Diversified Financials - 5.8%
				Other Diversified Financial Services - 1.9%
	90,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$101,559
	90,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	83,352
	67,000	5.95	BB/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	62,478
	25,000		BBB+/Baa1	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,693
	50,000	5.65	BB/Ba1	ING US, Inc., Floating Rate Note, 5/15/53	45,707
NZD	100,000		A/A2	JPMorgan Chase & Co., 4.25%, 11/2/18	78,482
	225,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 12/29/49 (Perpetual)	196,875
	100,000		A-/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	89,695
					$684,841
				Specialized Finance - 0.4%
	121,000		BBB-/WR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$125,296
	20,000		BBB+/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	19,350
					$144,646
				Consumer Finance - 0.3%
	106,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	$106,940
				Asset Management & Custody Banks - 0.7%
	35,000	7.52	BBB+/Baa2	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$38,325
	125,000		A/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	131,884
	9,000		BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	10,057
	75,000		BBB/NR	Prospect Capital Corp., 5.875%, 3/15/23	72,381
	25,000	4.50	BBB/Baa1	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	21,625
					$274,272
				Investment Banking & Brokerage - 2.5%
	245,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)	$178,850
	20,000		BBB/Baa3	Jefferies Group LLC, 5.125%, 4/13/18	21,465
	85,000		BBB/Baa3	Jefferies Group LLC, 6.875%, 4/15/21	94,279
	75,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	81,466
	150,000		BBB+/Baa3	Merrill Lynch & Co, Inc., 6.11%, 1/29/37	154,490
	85,000		BBB+/Baa2	Morgan Stanley, 4.1%, 5/22/23	79,281
	60,000		A-/Baa1	Morgan Stanley, 5.5%, 1/26/20	66,394
	75,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	79,331
	115,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	111,860
	30,000		A/A3	TD Ameritrade Holding Corp., 5.6%, 12/1/19	34,926
					$902,342
				Total Diversified Financials	$2,113,041
				Insurance - 5.0%
				Insurance Brokers - 0.3%
	85,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$97,535
				Life & Health Insurance - 1.8%
	55,000		BBB+/WR	Delphi Financial Group, Inc., 7.875%, 1/31/20	$64,825
	137,000	6.05	BBB/Baa3	Lincoln National Corp., Floating Rate Note, 4/20/67	134,260
	50,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	73,500
	110,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	133,003
	50,000	8.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/38	60,500
	50,000	5.62	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/43	47,094
	50,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	49,000
	100,000		BBB/Baa2	Unum Group, 5.75%, 8/15/42	103,266
					$665,448
				Multi-line Insurance - 0.6%
	85,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$102,764
	80,000		BBB-/Baa3	Genworth Holdings, Inc., 7.2%, 2/15/21	92,185
	26,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	26,925
					$221,874
				Property & Casualty Insurance - 1.1%
	75,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	$79,060
	50,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	49,485
	100,000	6.80	BBB/Baa3	QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)	100,782
	25,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	28,292
	59,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	70,987
	100,000	6.50	BBB-/Ba1	XL Group Plc, Floating Rate Note (Perpetual)	95,750
					$424,356
				Reinsurance - 1.2%
	60,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$58,843
	50,000		NR/NR	Pangaea Re, 10/1/15 (Cat Bond) (d)	52,384
	61,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	68,665
	105,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	107,928
	100,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	124,927
	30,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	30,075
					$442,822
				Total Insurance	$1,852,035
				Real Estate - 1.8%
				Diversified REIT's - 0.1%
	20,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	$21,998
				Office REIT's - 0.5%
	20,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$20,100
	20,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	19,403
	35,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	31,725
	50,000		BBB/Baa2	Highwoods Realty LP, 3.625%, 1/15/23	46,465
	30,000		BBB/Baa2	Mack-Cali Realty LP, 3.15%, 5/15/23	26,419
	60,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23	54,575
					$198,687
				Retail REIT's - 0.2%
	80,000		BBB-/Baa3	DDR Corp., 7.5%, 4/1/17	$93,452
				Specialized REIT's - 0.8%
	15,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$15,599
	40,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	39,949
	75,000		BBB-/Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	76,928
	34,000		BB-/B1	Sabra Health Care LP, 8.125%, 11/1/18	36,550
	111,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	121,507
					$290,533
				Diversified Real Estate Activities - 0.2%
	75,000		NR/Ba1	BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)	$74,150
				Total Real Estate	$678,820
				Software & Services - 0.2%
				Data Processing & Outsourced Services - 0.1%
	50,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$51,000
				Home Entertainment Software - 0.1%
	25,000		BB+/Ba2	Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$25,031
				Total Software & Services	$76,031
				Technology Hardware & Equipment - 0.7%
				Communications Equipment - 0.1%
	50,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$46,125
				Computer Storage & Peripherals - 0.3%
	100,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$96,250
				Electronic Equipment Manufacturers - 0.2%
	50,000		BB-/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$53,125
				Electronic Manufacturing Services - 0.1%
	50,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	$47,500
				Total Technology Hardware & Equipment	$243,000
				Telecommunication Services - 2.8%
				Integrated Telecommunication Services - 2.1%
	50,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$49,750
	50,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	44,625
	81,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	85,658
	125,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	138,125
	60,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	64,837
	40,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	41,354
	60,000		A/A2	Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)	62,250
	75,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	82,832
	25,000		NR/NR	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	23,991
	90,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	101,604
	50,000		B/B1	Windstream Corp., 6.375%, 8/1/23	45,750
	25,000		B/B1	Windstream Corp., 7.75%, 10/15/20	25,812
					$766,588
				Wireless Telecommunication Services - 0.7%
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	$210,750
	50,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	53,108
					$263,858
				Total Telecommunication Services	$1,030,446
				Utilities - 1.8%
				Electric Utilities - 1.1%
	100,000		NR/Baa3	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$109,750
	125,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	118,238
	25,000	6.70	BB+/Ba1	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	25,500
	50,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note (Perpetual)	51,500
	83,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	95,097
					$400,085
				Multi-Utilities - 0.4%
	50,000		BBB+/Baa1	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$55,877
	104,890		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	98,597
					$154,474
				Independent Power Producers & Energy Traders - 0.3%
	86,991		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$92,291
	7,695		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	7,376
					$99,667
				Total Utilities	$654,226
				Government - 0.4%
				Government - 0.4%
IDR	550,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	$43,473
BRL	250,000		AAA/Aaa	International Finance Corp., 5.0%, 12/21/15	103,430
					$146,903
				Total Government	$146,903
				TOTAL CORPORATE BONDS
				(Cost $14,613,775)	$14,922,490

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
	52,351		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	$53,382
	100,000		AAA/Aaa	Fannie Mae, 3.5%, 7/1/43	101,873
	31,602		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	33,175
	23,322		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	24,476
	41,820		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	43,891
	9,542		AAA/Aaa	Fannie Mae, 4.0%, 12/1/42	10,010
	54,565		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	58,273
	9,457		AAA/Aaa	Fannie Mae, 4.5%, 3/1/35	10,112
	21,042		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	22,896
	490		AAA/Aaa	Fannie Mae, 6.0%, 3/1/32	544
	322		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	355
	253		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	282
	179		AAA/Aaa	Fannie Mae, 6.5%, 7/1/31	198
	203		AAA/Aaa	Fannie Mae, 7.0%, 9/1/29	229
	57,737		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	58,640
	26,589		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	28,608
	73,787		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	80,206
	1,357		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	1,471
	9,362		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	10,072
	784		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	825
	35,895		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	38,597
	18,793		AAA/Aaa	Government National Mortgage Association I, 4.5%, 5/15/34	20,459
	14,832		AAA/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	16,033
	8,220		AAA/Aaa	Government National Mortgage Association I, 5.0%, 4/15/35	9,151
	12,298		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	13,841
	18,689		AAA/Aaa	Government National Mortgage Association I, 5.5%, 11/15/35	20,513
	23,725		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	26,269
	30,821		AAA/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	33,996
	6,050		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	6,699
	3,905		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	4,364
	1,869		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	2,091
	4,449		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	4,914
	3,012		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	3,373
	1,009		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	1,060
	792		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	834
	2,455		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	2,711
	4,215		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	4,716
	3,087		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	3,454
	2,728		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	3,013
	7,518		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	8,085
	16,259		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	18,133
	6,656		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	7,447
	1,649		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	1,821
	3,022		AAA/Aaa	Government National Mortgage Association I, 6.5%, 1/15/30	3,388
	1,479		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	1,667
	1,127		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	1,264
	2,407		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/29	2,701
	1,098		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	1,230
	249		AAA/Aaa	Government National Mortgage Association I, 7.0%, 3/15/31	283
	1,517		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/23	1,529
	41,045		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	44,302
	9,086		AAA/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	10,074
	15,754		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	17,748
	150,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	169,852
	100,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	115,375
	325,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	375,226
	25,000		AA+/Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	33,086
	200,000		AA+/Aaa	U.S. Treasury Notes, 2.0%, 2/15/22	194,422
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $1,734,681)	$1,763,239

				FOREIGN GOVERNMENT BONDS - 6.4%
GHS	100,000		NR/NR	Ghana Government Bond, 19.24%, 5/30/16	$45,014
IDR	200,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	17,521
IDR	171,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	11,607
IDR	155,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	12,084
IDR	150,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	11,072
IDR	893,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	71,623
EURO	80,000		BBB+/Ba1	Ireland Government Bond, 5.0%, 10/18/20	117,118
MYR	265,000		NR/NR	Malaysia Government Bond, 3.418%, 8/15/22	79,067
MXN	1,630,000		A-/Baa1	Mexican Bonos, 6.5%, 6/9/22	128,516
MXN	150,000		A-/Baa1	Mexican Bonos, 7.5%, 6/3/27	12,499
MXN	2,484,945		A-/Baa1	Mexican Udibonos, 2.0%, 6/9/22	187,435
MXN	1,490,967		A-/Baa1	Mexican Udibonos, 3.5%, 12/14/17	125,159
NGN	14,000,000		NR/NR	Nigeria Government Bond, 16.0%, 6/29/19	95,906
NGN	11,000,000		NR/NR	Nigeria Treasury Bill, 2/6/14	65,364
NGN	9,000,000		NR/NR	Nigeria Treasury Bill, 4/10/14	52,359
NGN	8,000,000		NR/NR	Nigeria Treasury Bill, 4/24/14	46,287
NOK	750,000		AAA/Aaa	Norway Government Bond, 2.0%, 5/24/23	115,926
NOK	950,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	170,258
NOK	200,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	36,893
NOK	640,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	111,852
PHP	6,495,000		NR/Ba1	Philippine Government Bond, 5.875%, 3/1/32	161,031
PHP	1,020,000		NR/Ba1	Philippine Government Bond, 7.625%, 9/29/36	29,713
	100,000		CCC+/Caa1	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	81,000
AUD	100,000		AA+/Aa1	Queensland Treasury Corp., 5.75%, 7/22/24	99,894
RON	440,000		NR/NR	Romania Government Bond, 5.85%, 4/26/23	139,467
RON	160,000		NR/NR	Romania Government Bond, 5.9%, 7/26/17	50,922
RUB	2,500,000		BBB+/Baa1	Russian Federal Bond - OFZ, 7.5%, 3/15/18	79,660
SEK	65,000		AAA/Aaa	Sweden Government Bond, 4.5%, 8/12/15	10,723
TRY	50,000		NR/NR	Turkey Government Bond, 10.5%, 1/15/20	26,529
	200,000		B/Caa1	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	165,250
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,544,887)	$2,357,749

				MUNICIPAL BONDS - 6.0%
				Municipal Development - 1.0%
	60,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$62,385
	65,000		BBB/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	68,078
	58,000	7.00	B/B2	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	57,995
	70,000		BBB/Baa1	Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	69,003
	60,000		BB-/B1	Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,101
	50,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	53,134
					$370,696
				Municipal General - 1.2%
	90,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$83,836
	25,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	23,510
	100,000		AA-/A1	New Jersey Economic Development Authority, 2/15/18	87,089
	75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	78,639
	25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	26,450
	66,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	72,922
	25,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	24,158
	50,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	47,695
					$444,299
				Higher Municipal Education - 1.9%
	25,000		A+/NR	Baylor University, 4.313%, 3/1/42	$22,356
	45,000		AAA/Aaa	California Educational Facilities Authority, 5.0%, 6/1/43	51,743
	70,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	74,391
	99,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	103,330
	50,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	53,936
	30,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	32,136
	30,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	33,795
	75,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	78,592
	25,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	26,507
	20,000		AA-/Aa3	New York State Dormitory Authority, 5.0%, 7/1/37	20,512
	100,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	104,956
	25,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	27,972
	50,000		AA/Aa1	University of California, 3.38%, 5/15/28	45,964
	25,000		AAA/Aaa	University of Virginia, 5.0%, 6/1/43	26,780
					$702,970
				Municipal Medical - 0.4%
	50,000		AA/Aa2	Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$52,528
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	25,913
	50,000		A/NR	New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	53,694
					$132,135
				Municipal Pollution - 0.4%
	135,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	$141,219

				Municipal Transportation - 0.1%
	15,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	$12,641

				Municipal Water - 0.4%
	60,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$63,047
	25,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	25,716
	35,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	37,266
	30,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	31,707
					$157,736
				Municipal Obligation - 0.6%
	150,000		AAA/Aaa	County of Wake North Carolina, 4.0%, 5/1/32	$151,186
	50,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	51,520
	20,000		AA+/Aa1	State of Washington, 3.0%, 7/1/28	17,798
					$220,504
				TOTAL MUNICIPAL BONDS
				(Cost $2,142,726)	$2,182,200

				SENIOR FLOATING RATE LOAN INTERESTS - 10.9% **
				Energy - 0.7%
				Oil & Gas Equipment & Services - 0.1%
	42,975	8.50	CCC+/B3	FTS International Services LLC, Term Loan, 5/6/16	$42,276
				Oil & Gas Exploration & Production - 0.3%
	30,000	0.00	B-/B2	Fieldwood Energy LLC, 9/30/20	$30,019
	100,000	6.00	B-/B1	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	100,362
					$130,381
				Coal & Consumable Fuels - 0.3%
	100,000	18.18	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$100,000
				Total Energy	$272,657
				Materials - 0.6%
				Diversified Chemicals - 0.2%
	99,500	4.75	B+/B1	DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20	$99,953
				Aluminum - 0.1%
	39,400	5.75	B/B1	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$37,184
				Paper Products - 0.3%
	100,000	5.75	B+/Ba3	Appvion, Inc., Term Commitment, 6/4/19	$100,500
				Total Materials	$237,637
				Capital Goods - 0.3%
				Trading Companies & Distributors - 0.3%
	97,821	4.50	BB-/Ba3	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$98,445
				Total Capital Goods	$98,445
				Commercial Services & Supplies - 0.4%
				Security & Alarm Services - 0.1%
	34,477	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	$34,520
				Research & Consulting Services - 0.3%
	119,648	5.00	BB-/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/31/17	$119,174
				Total Commercial Services & Supplies	$153,694
				Transportation - 0.3%
				Air Freight & Logistics - 0.2%
	23,296	0.15	CCC+/B2	CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16	$22,189
	44,718	5.27	CCC+/B2	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	42,594
					$64,783
				Trucking - 0.1%
	27,563	2.93	BB/Ba2	Swift Transportation Co. LLC, Tranche B-1 Term Loan (2013), 12/21/16	$27,726
				Total Transportation	$92,509
				Automobiles & Components - 0.4%
				Auto Parts & Equipment - 0.4%
	63,845	2.12	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	$62,865
	32,574	2.12	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	32,074
	39,502	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	39,748
					$134,687
				Total Automobiles & Components	$134,687
				Consumer Durables & Apparel - 0.3%
				Housewares & Specialties - 0.1%
	27,078	6.25	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	$27,132
				Apparel, Accessories & Luxury Goods - 0.2%
	72,432	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$72,530
				Total Consumer Durables & Apparel	$99,662
				Consumer Services - 1.5%
				Casinos & Gaming - 0.6%
	129,025	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/13/19	$128,748
	74,813	3.75	BB+/Ba2	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/5/20	75,000
					$203,748
				Hotels, Resorts & Cruise Lines - 0.3%
	123,438	4.75	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	$124,672
				Leisure Facilities - 0.2%
	67,189	4.00	BB+/Ba2	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	$67,845
				Restaurants - 0.4%
	113,850	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$114,318
	24,240	3.25	NR/B1	Wendy's International, Inc., Term B Loan, 5/15/19	24,230
					$138,548
				Total Consumer Services	$534,813
				Media - 0.6%
				Broadcasting - 0.2%
	74,065	3.50	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	$73,879
				Cable & Satellite - 0.1%
	49,875	3.25	BB-/Ba3	MCC Georgia LLC, Tranche H Term Loan, 5/23/21	$49,579
				Movies & Entertainment - 0.1%
	29,850	3.50	BB/Ba2	Rovi Solutions Corp., 3/29/19	$29,569
				Publishing - 0.2%
	70,229	3.75	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$70,098
				Total Media	$223,125
				Retailing - 0.4%
				Automotive Retail - 0.4%
	146,625	4.25	BB/Ba1	Chrysler Group LLC, Term Loan B, 5/24/17	$147,893
				Total Retailing	$147,893
				Health Care Equipment & Services - 1.1%
				Health Care Services - 0.7%
	79,800	4.25	B/B1	Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 6/29/18	$79,501
	243,125	7.25	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	159,247
					$238,748
				Health Care Facilities - 0.3%
	114,818	3.76	BB/Ba2	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$115,010
				Managed Health Care - 0.1%
	15,498	9.75	B+/B2	AVETA, MSO Term Loan, 12/12/17	$15,575
	21,309	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	21,443
					$37,018
				Total Health Care Equipment & Services	$390,776
				Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
				Biotechnology - 0.7%
	243,117	4.25	BB+/Ba1	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	$245,159
				Pharmaceuticals - 0.5%
	99,002	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	$98,796
	99,250	4.50	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 5/20/20	100,103
					$198,899
				Total Pharmaceuticals, Biotechnology & Life Sciences	$444,058
				Banks - 0.5%
				Thrifts & Mortgage Finance - 0.5%
	174,125	5.00	B/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$176,601
				Total Banks	$176,601
				Diversified Financials - 1.0%
				Specialized Finance - 0.6%
	198,500	5.25	B/B1	Dematic Services Luxembourg Sarl, Term Loan, 12/18/19	$199,906
				Consumer Finance - 0.4%
	154,613	4.75	B+/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20	$155,192
				Total Diversified Financials	$355,098
				Insurance - 0.9%
				Life & Health Insurance - 0.2%
	92,720	3.75	BB/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$93,357
				Property & Casualty Insurance - 0.7%
	103,124	6.50	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13	$103,382
	148,875	5.00	B-/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	149,805
					$253,187
				Total Insurance	$346,544
				Telecommunication Services - 0.7%
				Integrated Telecommunication Services - 0.7%
	175,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	$174,392
	98,800	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	98,861
					$273,253
				Total Telecommunication Services	$273,253
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $4,027,093)	$3,981,452
	Shares
				RIGHTS / WARRANTS - 0.0% †
				Automobiles & Components - 0.0% †
				Auto Parts & Equipment - 0.0% †
	9			Lear Corp., 11/9/14	$1,296
				Total Automobiles & Components	$1,296
				TOTAL RIGHTS / WARRANTS
				(Cost $486)	$1,296

				TOTAL INVESTMENT IN SECURITIES - 91.6%
				(Cost $33,078,050) (a)	$33,567,180
				OTHER ASSETS & LIABILITIES - 8.4%	$3,083,427
				TOTAL NET ASSETS - 100.0%	$36,650,607

	Notional Principal			CREDIT DEFAULT SWAP AGREEMENTS	Unrealized Appreciation
	100,000			JPMorgan Chase & Co., American Axle & Manufacturing Co., 5.0%, 12/20/17	$13,247
	100,000			JPMorgan Chase & Co., Index : Markit CDX.NA.HY.19, 5.0%, 12/20/17	7,943
	50,000			JPMorgan Chase & Co., Index : Markit CDX.NA.IG.19, 1.0%, 12/20/17	14,973
	900,000			JPMorgan Chase & Co., Goodyear Tire & Rubber, 5.0%, 12/20/17	7,045
					$43,208
				TOTAL CREDIT DEFAULT SWAP AGREEMENTS
				(Cost $(6,433))	$43,208

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $8,783,951 or 24.0% of total net assets.

	†			Amount rounds to less than 0.1%.

	REIT			Real Estate Investment Trust.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Perpetual)			Security with no stated maturity date.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At September 30, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $33,096,575 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$1,670,427

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(1,199,821)

				Net unrealized appreciation	$470,605

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	(d)			Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)			Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			AUD	Australian Dollar
			BRL	Brazilian Real
			EURO	Euro
			GHS	Ghanaian Cedi
			IDR	Indonesian Rupiah
			NOK	Norwegian Krone
			SEK	Swedish Krone
			MXN	Mexican Peso
			MYR	Malaysian Ringgit
			NGN	Nigeria Naira
			NZD	New Zealand Dollar
			PHP	Philippine Peso
			RON	Romanian New Leu
			RUB	Russia Ruble
			TRY	Turkish Lira

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                  -

  $   1,752,160

  $            -

  $   1,752,160

 Preferred Stocks

            731,616

          377,464

        51,945

       1,161,025

 Convertible Preferred Stocks

            355,103

            58,312

                -

          413,415

 Common Stocks

              47,395

          178,076

                -

          225,471

 Asset Backed Securities

                      -

       1,331,569

                -

       1,331,569

 Collateralized Mortgage Obligations

                      -

       3,475,114

                -

       3,475,114

 Corporate Bonds

                      -

     14,922,490

        52,384

     14,974,874

 U.S. Government And Agency Obligations

                      -

       1,763,239

                -

       1,763,239

 Foreign Government Bonds

                      -

       2,357,749

                -

       2,357,749

 Municipal Bonds

                      -

       2,182,200

                -

       2,182,200

 Senior Floating Rate Loan Interests

                      -

       3,981,452

                -

       3,981,452

 Rights/Warrants

                1,296

                    -

                -

              1,296

 Total

  $     1,135,410

  $ 32,379,825

  $  104,329

  $ 33,619,564

 Other Financial Instruments

 Net unrealized appreciation on Credit Default Swaps

  $                  -

  $        43,208

  $            -

  $        43,208

 Net unrealized depreciation on Futures Contracts

             (52,188)

                    -

                -

          (52,188)

 Net unrealized depreciation on forward foreign currency hedge contracts

                      -

          (36,446)

                -

          (36,446)

 Total

  $         (52,188)

  $          6,762

  $            -

  $      (45,425)

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

 Preferred

 Bonds

 Stocks

 Total

 Balance as of 6/30/13

  $                  -

  $                -

  $            -

 Realized gain (loss)1

                      -

                    -

                -

 Change in unrealized appreciation

                      -

                    -

                -

 (depreciation)2

                2,384

              1,945

          4,329

 Purchases

              50,000

            50,000

      100,000

 Sales

                      -

                    -

                -

 Transfers in and out of Level 3**

                      -

                    -

                -

 Balance as of 9/30/13

  $          52,384

  $        51,945

  $  104,329

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 2.1%

 Energy - 0.6%

 Integrated Oil & Gas - 0.6%

 54,996

 Petroleo Brasileiro SA

 $

 454,863

 Total Energy

 $

 454,863

 Materials - 0.5%

 Steel - 0.5%

 33,063

 Bradespar SA

 $

 366,399

 Total Materials

 $

 366,399

 Food & Staples Retailing - 1.0%

 Hypermarkets & Super Centers - 1.0%

 17,849

 Cia Brasileira de Distribuicao Grupo Pao de Acucar

 $

 812,104

 Total Food & Staples Retailing

 $

 812,104

 TOTAL PREFERRED STOCKS

 (Cost $1,725,096)

 $

 1,633,366

 COMMON STOCKS - 92.8%

 Energy - 8.6%

 Oil & Gas Equipment & Services - 0.5%

 18,723

 Saipem S.p.A.

 $

 406,932

 Integrated Oil & Gas - 6.4%

 1,117,200

 China Petroleum & Chemical Corp.

 $

 873,510

 151,475

 Gazprom OAO (A.D.R.)

 1,336,010

 19,746

 Lukoil OAO (A.D.R.)

 1,255,056

 414,000

 PetroChina Co., Ltd.

 455,978

 45,100

 PTT PCL

 456,124

 66,801

 Rosneft OAO (G.D.R.)

 541,366

 $

 4,918,044

 Oil & Gas Exploration & Production - 1.1%

 308,000

 Kunlun Energy Co., Ltd.

 $

 431,324

 20,929

 Pacific Rubiales Energy Corp.

 413,157

 $

 844,481

 Oil & Gas Refining & Marketing - 0.6%

 31,256

 Reliance Industries, Ltd.

 $

 410,652

 Total Energy

 $

 6,580,109

 Materials - 8.0%

 Fertilizers & Agricultural Chemicals - 0.7%

 39,419

 Phosagro OAO (G.D.R.)

 $

 399,012

 44,000

 Taiwan Fertilizer Co., Ltd.

 103,785

 $

 502,797

 Construction Materials - 0.9%

 86,000

 Anhui Conch Cement Co., Ltd.

 $

 276,709

 372,161

 Cemex SAB de CV *

 416,315

 $

 693,024

 Aluminum - 0.4%

 518,000

 China Hongqiao Group, Ltd.

 $

 306,402

 Diversified Metals & Mining - 1.8%

 16,610

 Glencore Xstrata Plc

 $

 90,588

 26,125

 Glencore Xstrata Plc

 141,004

 205,153

 Grupo Mexico SAB de CV

 612,241

 39,893

 MMC Norilsk Nickel OJSC (A.D.R.)

 575,982

 $

 1,419,815

 Steel - 4.2%

 2,698

 POSCO

 $

 798,955

 37,862

 Severstal OAO (G.D.R.)

 326,236

 15,269

 Ternium SA (A.D.R.)

 366,761

 110,082

 Vale SA (A.D.R.)

 1,718,380

 $

 3,210,332

 Total Materials

 $

 6,132,370

 Capital Goods - 9.0%

 Construction & Engineering - 5.3%

 261,385

 Astaldi S.p.A.

 $

 2,141,559

 1,020,000

 China Communications Construction Co., Ltd.

 804,051

 526,000

 China Railway Construction Corp., Ltd.

 555,611

 3,251

 Grana y Montero SA (A.D.R.) *

 64,890

 3,405

 Samsung Engineering Co., Ltd.

 260,943

 189,000

 Sinopec Engineering Group Co., Ltd. (144A) *

 231,553

 $

 4,058,607

 Electrical Components & Equipment - 0.5%

 25,500

 Sumitomo Electric Industries, Ltd.

 $

 370,387

 Heavy Electrical Equipment - 0.1%

 52,774

 Bharat Heavy Electricals, Ltd.

 $

 116,391

 Industrial Conglomerates - 1.1%

 24,231

 Bidvest Group, Ltd.

 $

 605,749

 5,675

 Industries Qatar QSC

 233,690

 $

 839,439

 Construction & Farm Machinery & Heavy Trucks - 1.7%

 715,000

 CSR Corp., Ltd. *

 $

 497,028

 3,332

 Hyundai Heavy Industries Co., Ltd.

 818,532

 $

 1,315,560

 Trading Companies & Distributors - 0.3%

 263,000

 Noble Group, Ltd.

 $

 195,025

 Total Capital Goods

 $

 6,895,409

 Transportation - 4.0%

 Airlines - 1.7%

 9,191

 Copa Holdings SA

 $

 1,274,516

 Marine - 0.4%

 1,044,000

 China Shipping Container Lines Co., Ltd. *

 $

 273,810

 Railroads - 0.4%

 3,900

 East Japan Railway Co.

 $

 336,378

 Trucking - 0.0% †

 51,817

 Aramex PJSC

 $

 38,112

 Highways & Railtracks - 1.5%

 58,249

 Arteris SA

 $

 516,929

 241,182

 OHL Mexico SAB de CV *

 632,708

 $

 1,149,637

 Total Transportation

 $

 3,072,453

 Automobiles & Components - 5.5%

 Auto Parts & Equipment - 0.7%

 2,003

 Hyundai Mobis

 $

 533,415

 Automobile Manufacturers - 4.8%

 4,914

 Hyundai Motor Co.

 $

 1,148,445

 53,000

 Isuzu Motors, Ltd.

 351,567

 14,587

 Mahindra & Mahindra, Ltd.

 193,529

 373,882

 Tata Motors, Ltd.

 1,983,512

 $

 3,677,053

 Total Automobiles & Components

 $

 4,210,468

 Consumer Durables & Apparel - 1.3%

 Leisure Products - 0.3%

 433,000

 Goodbaby International Holdings, Ltd.

 $

 218,134

 Apparel, Accessories & Luxury Goods - 0.4%

 529

 The Swatch Group AG

 $

 341,315

 Footwear - 0.6%

 334,000

 Anta Sports Products, Ltd.

 $

 429,747

 Total Consumer Durables & Apparel

 $

 989,196

 Consumer Services - 2.0%

 Casinos & Gaming - 0.7%

 176,000

 SJM Holdings, Ltd.

 $

 496,030

 Restaurants - 1.3%

 14,037

 Yum! Brands, Inc.

 $

 1,002,101

 Total Consumer Services

 $

 1,498,131

 Retailing - 1.5%

 Department Stores - 1.1%

 106,924

 Woolworths Holdings, Ltd.

 $

 787,868

 General Merchandise Stores - 0.4%

 3,600

 Ryohin Keikaku Co., Ltd.

 $

 325,940

 Total Retailing

 $

 1,113,808

 Food & Staples Retailing - 2.3%

 Food Retail - 1.8%

 5,332

 Magnit OJSC

 $

 1,350,964

 Hypermarkets & Super Centers - 0.5%

 89,387

 Cencosud SA

 $

 399,457

 Total Food & Staples Retailing

 $

 1,750,421

 Food, Beverage & Tobacco - 0.7%

 Agricultural Products - 0.2%

 438,000

 Golden Agri-Resources, Ltd.

 $

 181,672

 Tobacco - 0.5%

 5,149

 KT&G Corp.

 $

 369,105

 Total Food, Beverage & Tobacco

 $

 550,777

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 6,807

 Able C&C Co., Ltd.

 $

 264,665

 Total Household & Personal Products

 $

 264,665

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0% †

 Pharmaceuticals - 0.0% †

 1,963

 Hikma Pharmaceuticals Plc

 $

 33,044

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 33,044

 Banks - 19.4%

 Diversified Banks - 19.4%

 100,000

 Aozora Bank, Ltd.

 $

 297,037

 102,883

 Banco Santander Brasil SA (A.D.R.)

 715,037

 502,000

 Bank Rakyat Indonesia Persero Tbk PT

 314,687

 2,376,000

 China Construction Bank Corp.

 1,832,458

 3,095

 Credicorp, Ltd.

 397,584

 33,248

 ICICI Bank, Ltd.

 467,664

 3,154,000

 Industrial & Commercial Bank of China, Ltd.

 2,204,422

 125,881

 Itau Unibanco Holding SA (A.D.R.)

 1,777,440

 86,700

 Kasikornbank PCL

 487,046

 42,330

 KB Financial Group, Inc.

 1,478,636

 241,000

 Malayan Banking Bhd

 728,255

 593,775

 Mega Financial Holding Co., Ltd.

 487,040

 241,950

 Philippine National Bank *

 486,646

 1,578

 Qatar National Bank SAQ

 72,318

 156,298

 Sberbank of Russia (A.D.R.)

 1,883,590

 94,100

 Siam Commercial Bank PCL

 468,317

 103,449

 Turkiye Halk Bankasi AS

 757,716

 $

 14,855,893

 Total Banks

 $

 14,855,893

 Diversified Financials - 4.5%

 Other Diversified Financial Services - 1.4%

 202,307

 FirstRand, Ltd.

 $

 673,092

 30,544

 Grupo BTG Pactual *

 378,386

 $

 1,051,478

 Multi-Sector Holdings - 0.8%

 568,000

 First Pacific Co., Ltd.

 $

 625,914

 Investment Banking & Brokerage - 2.3%

 178,000

 CITIC Securities Co., Ltd.

 $

 356,643

 318,400

 Haitong Securities Co., Ltd.

 474,871

 1,890,000

 Yuanta Financial Holding Co., Ltd.

 969,123

 $

 1,800,637

 Total Diversified Financials

 $

 3,478,029

 Insurance - 1.0%

 Life & Health Insurance - 1.0%

 281,000

 China Life Insurance Co., Ltd.

 $

 728,283

 Total Insurance

 $

 728,283

 Real Estate - 2.4%

 Diversified REIT's - 0.3%

 141,546

 Mexico Real Estate Management SA de CV

 $

 241,335

 Real Estate Development - 2.1%

 214,000

 China Overseas Land & Investment, Ltd.

 $

 629,784

 1,406,000

 Country Garden Holdings Co., Ltd.

 902,081

 47,994

 Emaar Properties PJSC

 76,255

 $

 1,608,120

 Total Real Estate

 $

 1,849,455

 Software & Services - 3.7%

 Internet Software & Services - 2.3%

 33,100

 Tencent Holdings, Ltd.

 $

 1,738,732

 IT Consulting & Other Services - 1.4%

 2,968,000

 China ITS Holdings Co., Ltd.

 $

 797,189

 9,530

 Tata Consultancy Services, Ltd.

 292,779

 $

 1,089,968

 Total Software & Services

 $

 2,828,700

 Technology Hardware & Equipment - 2.4%

 Computer Hardware - 0.4%

 294,300

 Wistron Corp.

 $

 285,317

 Electronic Manufacturing Services - 2.0%

 592,920

 Hon Hai Precision Industry Co., Ltd.

 $

 1,520,760

 Total Technology Hardware & Equipment

 $

 1,806,077

 Semiconductors & Semiconductor Equipment - 7.2%

 Semiconductors - 7.2%

 1,707

 Samsung Electronics Co., Ltd.

 $

 2,161,531

 75,390

 SK Hynix, Inc.

 2,116,446

 75,130

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 1,274,205

 $

 5,552,182

 Total Semiconductors & Semiconductor Equipment

 $

 5,552,182

 Telecommunication Services - 6.0%

 Wireless Telecommunication Services - 6.0%

 900,975

 Global Telecom Holding (G.D.R.) *

 $

 2,830,811

 20,284

 Millicom International Cellular SA

 1,790,880

 $

 4,621,691

 Total Telecommunication Services

 $

 4,621,691

 Utilities - 3.0%

 Electric Utilities - 1.9%

 42,034

 Enersis SA (A.D.R.)

 $

 675,066

 15,810

 Korea Electric Power Corp. *

 442,589

 129,700

 Tenaga Nasional Bhd

 359,620

 $

 1,477,275

 Independent Power Producers & Energy Traders - 1.1%

 328,000

 Huaneng Power International, Inc.

 $

 326,324

 198,863

 NTPC, Ltd.

 469,516

 $

 795,840

 Total Utilities

 $

 2,273,115

 TOTAL COMMON STOCKS

 (Cost $68,992,094)

 $

 71,084,276

 Principal Amount ($)

 CORPORATE BONDS - 0.4%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 BRL

 136,000

 NR/NR

 Hypermarcas SA, 11.3%, 10/15/18 (b)

 $

 42,886

 BRL

 136,000

 NR/NR

 Hypermarcas SA, 3.0%, 10/15/15 (b)

 45,949

 $

 88,835

 Total Household & Personal Products

 $

 88,835

 Banks - 0.3%

 Diversified Banks - 0.3%

 6,635

 NR/NR

 HSBC Bank plc, 2/23/15

 $

 238,417

 Total Banks

 $

 238,417

 TOTAL CORPORATE BONDS

 (Cost $389,862)

 $

 327,252

 Shares

 EXCHANGE TRADED FUND - 1.5%

 Diversified Financials - 1.5%

 Other Diversified Financial Services - 1.5%

 872,100

 iShares FTSE A50 China Index ETF

 $

 1,103,474

 Total Diversified Financials

 $

 1,103,474

 TOTAL EXCHANGE TRADED FUND

 (Cost $1,170,500)

 $

 1,103,474

 RIGHTS / WARRANTS - 0.0% †

 Household & Personal Products - 0.0% †

 Personal Products - 0.0% †

 136

 Hypermarcas SA, 10/15/15 (b)

 $

 0

 Total Household & Personal Products

 $

 0

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 96.8%

 (Cost $72,277,552) (a) (c)

 $

 74,148,368

 OTHER ASSETS & LIABILITIES - 3.2%

 $

 2,456,936

 TOTAL NET ASSETS - 100.0%

 $

 76,605,304

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $231,553 or 0.3% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 ETF

 Exchange Traded Fund.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $73,341,630 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 5,825,185

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,018,447)

 Net unrealized appreciation

 $

 806,738

 (b)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (c)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

  South Korea

 14.0%

  China

 13.3%

  Russia

 10.3%

  Brazil

 9.2%

  Taiwan

 6.3%

  Cayman Islands

 5.9%

  India

 5.3%

  Egypt

 3.8%

  Italy

 3.4%

  Hong Kong

 3.0%

  Luxembourg

 2.9%

  South Africa

 2.8%

  Mexico

 2.6%

  Japan

 2.3%

  Bermuda

 2.2%

  Thailand

 1.9%

  Panama

 1.7%

  Malaysia

 1.5%

  Chile

 1.4%

  United States

 1.4%

  Turkey

 1.0%

  Other (individually less than 1%)

 3.8%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $          1,633,366

  $                         -

  $                -

  $             1,633,366

 Common Stocks (U.S.)

            14,177,214

                             -

                    -

               14,177,214

 Common Stocks (Foreign)*

                           -

               56,907,062

                    -

               56,907,062

 Exchange Traded Fund

                           -

                 1,103,474

                    -

                 1,103,474

 Warrants

                           -

                             -

                    -

  †

                             -

 Corporate Bonds

                           -

                    238,417

            88,835

                    327,252

 Total

  $        15,810,580

  $           58,248,953

  $        88,835

  $           74,148,368

 Other Financial Instruments

 Net unrealized depreciation on forward foreign currency settlement hedge contracts

  $                       -

  $              (163,471)

  $                -

  $              (163,471)

 Total Other Financial Instruments

  $                       -

  $              (163,471)

  $                -

  $              (163,471)

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 †

 Security is valued at $0.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Warrants

 Total

 Balance as of 12/31/12

  $                       -

  $                         -

  $                -

 Realized gain (loss)

                           -

                             -

                    -

 Change in unrealized appreciation (depreciation)

                    (7,431)

                             -

             (7,431)

 Purchases

                           -

                             -

                    -

 Sales

                           -

                             -

                    -

 Transfers in to Level 3

                   96,266

                             -

            96,266

 Transfer out of Level 3

                           -

                             -

                    -

 Balance as of 9/30/13

  $               88,835

  $                         -

  $        88,835

 Pioneer Select Mid Cap Growth VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 9.7%

 Oil & Gas Equipment & Services - 1.0%

 45,237

 Basic Energy Services, Inc. *

 $

 571,796

 24,682

 Frank's International NV *

 738,732

 $

 1,310,528

 Oil & Gas Exploration & Production - 8.1%

 25,758

 Bill Barrett Corp. *

 $

 646,783

 11,687

 Bonanza Creek Energy, Inc. *

 564,015

 83,016

 Cabot Oil & Gas Corp.

 3,098,159

 19,924

 Cobalt International Energy, Inc. *

 495,311

 8,339

 EQT Corp.

 739,836

 12,600

 Goodrich Petroleum Corp. *

 306,054

 33,305

 Gulfport Energy Corp. *

 2,142,844

 13,075

 Laredo Petroleum Holdings, Inc. *

 388,066

 11,710

 PDC Energy, Inc. *

 697,213

 5,749

 Pioneer Natural Resources Co.

 1,085,411

 71

 Range Resources Corp.

 5,388

 10,408

 Trilogy Energy Corp.

 296,275

 $

 10,465,355

 Oil & Gas Storage & Transportation - 0.6%

 13,382

 SemGroup Corp.

 $

 763,042

 Total Energy

 $

 12,538,925

 Materials - 6.3%

 Commodity Chemicals - 1.4%

 16,554

 Methanex Corp.

 $

 848,724

 8,723

 Westlake Chemical Corp.

 912,949

 $

 1,761,673

 Industrial Gases - 0.4%

 4,956

 Airgas, Inc.

 $

 525,584

 Specialty Chemicals - 2.8%

 55,806

 Flotek Industries, Inc. *

 $

 1,283,538

 5,353

 The Sherwin-Williams Co.

 975,210

 15,265

 WR Grace & Co. *

 1,334,161

 $

 3,592,909

 Construction Materials - 0.9%

 16,264

 Eagle Materials, Inc.

 $

 1,179,953

 Paper Packaging - 0.3%

 4,238

 Rock Tenn Co.

 $

 429,182

 Paper Products - 0.5%

 14,571

 KapStone Paper and Packaging Corp.

 $

 623,639

 Total Materials

 $

 8,112,940

 Capital Goods - 5.4%

 Building Products - 0.3%

 10,507

 Fortune Brands Home & Security, Inc.

 $

 437,406

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 7,900

 Terex Corp. *

 $

 265,440

 42,174

 The Manitowoc Co., Inc.

 825,767

 $

 1,091,207

 Industrial Machinery - 3.4%

 10,408

 Chart Industries, Inc. *

 $

 1,280,600

 6,641

 Dover Corp.

 596,561

 17,247

 Ingersoll-Rand Plc

 1,120,020

 13,084

 Lincoln Electric Holdings, Inc.

 871,656

 59,574

 Mueller Water Products, Inc.

 475,996

 $

 4,344,833

 Trading Companies & Distributors - 0.9%

 97

 HD Supply Holdings, Inc. *

 $

 2,131

 4,461

 WW Grainger, Inc.

 1,167,488

 $

 1,169,619

 Total Capital Goods

 $

 7,043,065

 Commercial Services & Supplies - 4.4%

 Environmental & Facilities Services - 0.7%

 7,236

 Stericycle, Inc. *

 $

 835,034

 Diversified Support Services - 1.1%

 20,221

 Mobile Mini, Inc. *

 $

 688,727

 13,580

 United Rentals, Inc. *

 791,578

 $

 1,480,305

 Human Resource & Employment Services - 1.9%

 13,388

 Towers Watson & Co.

 $

 1,431,980

 20,221

 WageWorks, Inc. *

 1,020,149

 $

 2,452,129

 Research & Consulting Services - 0.7%

 13,679

 Verisk Analytics, Inc. *

 $

 888,588

 Total Commercial Services & Supplies

 $

 5,656,056

 Transportation - 5.5%

 Air Freight & Logistics - 0.3%

 8,822

 Expeditors International of Washington, Inc.

 $

 388,697

 Airlines - 2.7%

 12,921

 Controladora Vuela Cia de Aviacion SAB de CV (A.D.R.) *

 $

 187,354

 8,128

 Copa Holdings SA

 1,127,110

 41,929

 Delta Air Lines, Inc.

 989,105

 15,067

 United Continental Holdings, Inc. *

 462,708

 39,352

 US Airways Group, Inc. *

 746,114

 $

 3,512,391

 Marine - 0.8%

 82,150

 Diana Shipping, Inc. *

 $

 991,550

 Railroads - 1.3%

 5,353

 Genesee & Wyoming, Inc. *

 $

 497,668

 10,507

 Kansas City Southern

 1,149,046

 $

 1,646,714

 Trucking - 0.4%

 25,800

 Hertz Global Holdings, Inc. *

 $

 571,728

 Total Transportation

 $

 7,111,080

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 1.6%

 29,340

 Lear Corp.

 $

 2,099,864

 Motorcycle Manufacturers - 0.9%

 16,950

 Harley-Davidson, Inc.

 $

 1,088,868

 Total Automobiles & Components

 $

 3,188,732

 Consumer Durables & Apparel - 5.5%

 Consumer Electronics - 0.8%

 22,000

 Garmin, Ltd. *

 $

 994,180

 Home Furnishings - 0.6%

 6,443

 Mohawk Industries, Inc. *

 $

 839,201

 Household Appliances - 0.5%

 10,805

 SodaStream International, Ltd. *

 $

 674,124

 Apparel, Accessories & Luxury Goods - 3.6%

 6,641

 Carter's, Inc.

 $

 503,985

 13,679

 G-III Apparel Group, Ltd. *

 746,737

 19,725

 Hanesbrands, Inc.

 1,229,065

 29,043

 Michael Kors Holdings, Ltd. *

 2,164,284

 $

 4,644,071

 Total Consumer Durables & Apparel

 $

 7,151,576

 Consumer Services - 2.6%

 Casinos & Gaming - 1.1%

 9,020

 Las Vegas Sands Corp.

 $

 599,108

 24,722

 Melco Crown Entertainment, Ltd. (A.D.R.) *

 786,901

 $

 1,386,009

 Restaurants - 1.5%

 3,271

 Chipotle Mexican Grill, Inc. *

 $

 1,402,278

 3,469

 Panera Bread Co. *

 549,941

 $

 1,952,219

 Total Consumer Services

 $

 3,338,228

 Media - 2.5%

 Broadcasting - 0.7%

 11,219

 Discovery Communications, Inc. *

 $

 947,108

 Cable & Satellite - 0.4%

 6,443

 Liberty Global Plc *

 $

 511,252

 Movies & Entertainment - 1.4%

 25,436

 Cinemark Holdings, Inc.

 $

 807,339

 32,711

 Imax Corp. *

 989,181

 $

 1,796,520

 Total Media

 $

 3,254,880

 Retailing - 9.6%

 Distributors - 1.3%

 53,257

 LKQ Corp. *

 $

 1,696,768

 Internet Retail - 2.7%

 30,490

 HomeAway, Inc. *

 $

 853,720

 2,627

 Netflix, Inc. *

 812,295

 1,064

 priceline.com, Inc. *

 1,075,651

 12,886

 Shutterfly, Inc. *

 720,070

 $

 3,461,736

 General Merchandise Stores - 1.3%

 12,093

 Dollar General Corp. *

 $

 682,771

 17,446

 Dollar Tree, Inc. *

 997,213

 $

 1,679,984

 Apparel Retail - 1.5%

 13,679

 Ross Stores, Inc.

 $

 995,831

 16,653

 TJX Companies, Inc.

 939,063

 $

 1,934,894

 Home Improvement Retail - 0.6%

 16,455

 Lowe's Companies, Inc.

 $

 783,423

 Specialty Stores - 1.3%

 9,800

 Dick's Sporting Goods, Inc. *

 $

 523,124

 18,238

 Tractor Supply Co. *

 1,225,046

 $

 1,748,170

 Automotive Retail - 0.9%

 23,988

 CarMax, Inc. *

 $

 1,162,698

 Total Retailing

 $

 12,467,673

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 9,119

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 362,024

 Total Food & Staples Retailing

 $

 362,024

 Food, Beverage & Tobacco - 2.8%

 Soft Drinks - 0.4%

 9,836

 Monster Beverage Corp. *

 $

 513,931

 Packaged Foods & Meats - 2.4%

 15,959

 B&G Foods, Inc.

 $

 551,383

 19,326

 ConAgra Foods, Inc.

 586,351

 22,105

 Flowers Foods, Inc.

 473,931

 20,221

 Green Mountain Coffee Roasters, Inc. *

 1,523,248

 $

 3,134,913

 Total Food, Beverage & Tobacco

 $

 3,648,844

 Household & Personal Products - 0.5%

 Personal Products - 0.5%

 7,434

 Nu Skin Enterprises, Inc.

 $

 711,731

 Total Household & Personal Products

 $

 711,731

 Health Care Equipment & Services - 4.8%

 Health Care Equipment - 1.4%

 19,245

 Hologic, Inc. *

 $

 397,409

 17,902

 Insulet Corp. *

 648,768

 29,815

 Masimo Corp.

 794,272

 $

 1,840,449

 Health Care Supplies - 1.3%

 20,454

 Align Technology, Inc. *

 $

 984,246

 46,489

 Endologix, Inc. *

 749,868

 $

 1,734,114

 Health Care Services - 1.6%

 12,291

 Air Methods Corp.

 $

 523,597

 32,402

 Catamaran Corp. *

 1,488,872

 $

 2,012,469

 Health Care Facilities - 0.5%

 26,466

 Brookdale Senior Living, Inc. *

 $

 696,056

 Total Health Care Equipment & Services

 $

 6,283,088

 Pharmaceuticals, Biotechnology & Life Sciences - 10.3%

 Biotechnology - 4.2%

 5,650

 Alexion Pharmaceuticals, Inc. *

 $

 656,304

 18,140

 Alkermes Plc *

 609,867

 12,093

 Cubist Pharmaceuticals, Inc. *

 768,510

 49,238

 Neurocrine Biosciences, Inc. *

 557,374

 46,561

 NPS Pharmaceuticals, Inc. *

 1,481,105

 17,545

 Vertex Pharmaceuticals, Inc. *

 1,330,262

 $

 5,403,422

 Pharmaceuticals - 4.5%

 12,886

 Actavis, Inc. *

 $

 1,855,584

 11,689

 Jazz Pharmaceuticals Plc *

 1,075,037

 21,510

 Salix Pharmaceuticals, Ltd. *

 1,438,589

 12,490

 Shire Plc (A.D.R.)

 1,497,426

 $

 5,866,636

 Life Sciences Tools & Services - 1.6%

 11,994

 Agilent Technologies, Inc.

 $

 614,692

 14,076

 Bruker Corp. *

 290,669

 10,507

 Charles River Laboratories International, Inc. *

 486,054

 8,921

 Illumina, Inc. *

 721,084

 $

 2,112,499

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 13,382,557

 Banks - 0.6%

 Regional Banks - 0.6%

 8,921

 Signature Bank *

 $

 816,450

 Total Banks

 $

 816,450

 Diversified Financials - 4.1%

 Consumer Finance - 0.9%

 24,682

 Discover Financial Services, Inc.

 $

 1,247,428

 Asset Management & Custody Banks - 2.6%

 5,947

 Affiliated Managers Group, Inc. *

 $

 1,086,160

 38,955

 Blackstone Group LP

 969,590

 9,813

 Financial Engines, Inc.

 583,285

 18,635

 Walter Investment Management Corp. *

 736,828

 $

 3,375,863

 Investment Banking & Brokerage - 0.6%

 27,358

 Morgan Stanley Co.

 $

 737,298

 Total Diversified Financials

 $

 5,360,589

 Insurance - 0.5%

 Insurance Brokers - 0.5%

 8,882

 Aon Plc *

 $

 661,176

 Total Insurance

 $

 661,176

 Real Estate - 1.4%

 Specialized REIT's - 0.9%

 40,938

 Weyerhaeuser Co.

 $

 1,172,055

 Real Estate Services - 0.5%

 6,740

 Jones Lang LaSalle, Inc.

 $

 588,402

 Total Real Estate

 $

 1,760,457

 Software & Services - 13.5%

 Internet Software & Services - 4.8%

 27,755

 Akamai Technologies, Inc. *

 $

 1,434,934

 9,522

 CoStar Group, Inc. *

 1,598,744

 16,058

 eBay, Inc. *

 895,876

 1,289

 Google, Inc. *

 1,129,048

 4,659

 LinkedIn Corp. *

 1,146,394

 $

 6,204,996

 IT Consulting & Other Services - 0.4%

 9,162

 Gartner, Inc. *

 $

 549,720

 Data Processing & Outsourced Services - 3.2%

 3,568

 Alliance Data Systems Corp. *

 $

 754,525

 33,107

 Genpact, Ltd. *

 625,060

 1,090

 Mastercard, Inc.

 733,330

 28,944

 Vantiv, Inc. *

 808,695

 9,119

 WEX, Inc. *

 800,192

 18,635

 WNS Holdings, Ltd. (A.D.R.) *

 395,435

 $

 4,117,237

 Application Software - 4.4%

 15,463

 Aspen Technology, Inc. *

 $

 534,247

 9,714

 Citrix Systems, Inc. *

 685,906

 16,455

 Guidewire Software, Inc. *

 775,195

 34,990

 Qlik Technologies, Inc. *

 1,198,058

 12,600

 Salesforce.com, Inc. *

 654,066

 12,688

 SS&C Technologies Holdings, Inc. *

 483,413

 12,886

 Synchronoss Technologies, Inc. *

 490,441

 15,166

 Tangoe, Inc. *

 361,861

 3,172

 The Ultimate Software Group, Inc. *

 467,553

 $

 5,650,740

 Systems Software - 0.7%

 10,408

 CommVault Systems, Inc. *

 $

 914,135

 Total Software & Services

 $

 17,436,828

 Technology Hardware & Equipment - 1.2%

 Communications Equipment - 0.8%

 12,787

 F5 Networks, Inc. *

 $

 1,096,613

 Computer Hardware - 0.4%

 9,737

 3D Systems Corp. *

 $

 525,701

 Total Technology Hardware & Equipment

 $

 1,622,314

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductor Equipment - 0.4%

 29,834

 Applied Materials, Inc.

 $

 523,288

 Semiconductors - 3.1%

 20,023

 Analog Devices, Inc.

 $

 942,082

 14,093

 Avago Technologies, Ltd.

 607,690

 14,968

 Monolithic Power Systems, Inc.

 453,231

 25,276

 Skyworks Solutions, Inc. *

 627,856

 28,349

 Xilinx, Inc.

 1,328,434

 $

 3,959,293

 Total Semiconductors & Semiconductor Equipment

 $

 4,482,581

 Telecommunication Services - 1.7%

 Wireless Telecommunication Services - 1.7%

 13,382

 Crown Castle International Corp. *

 $

 977,287

 14,869

 SBA Communications Corp. *

 1,196,360

 $

 2,173,647

 Total Telecommunication Services

 $

 2,173,647

 Utilities - 0.7%

 Electric Utilities - 0.2%

 2,280

 ITC Holdings Corp.

 $

 214,001

 Gas Utilities - 0.3%

 5,848

 National Fuel Gas Co.

 $

 402,108

 Water Utilities - 0.2%

 12,019

 Aqua America, Inc.

 $

 297,230

 Total Utilities

 $

 913,339

 TOTAL COMMON STOCKS

 (Cost $104,596,695)

 $

 129,478,780

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $104,596,695) (a)

 $

 129,478,780

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 96,726

 TOTAL NET ASSETS - 100.0%

 $

 129,575,506

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $106,000,508 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 24,302,358

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (824,086)

 Net unrealized appreciation

 $

 23,478,272

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
129,478,780

$
-

$
-

$
129,478,780

 Total

$
129,478,780

$
-

$
-

$
129,478,780

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Fund VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 9.3%

 Oil & Gas Drilling - 0.8%

 24,915

 Ensco Plc

 $

 1,339,181

 6,056

 Helmerich & Payne, Inc.

 417,561

 $

 1,756,742

 Oil & Gas Equipment & Services - 2.1%

 7,166

 Cameron International Corp. *

 $

 418,279

 7,204

 FMC Technologies, Inc. *

 399,246

 13,032

 Halliburton Co.

 627,491

 13,746

 National Oilwell Varco, Inc.

 1,073,700

 20,057

 Schlumberger, Ltd.

 1,772,237

 $

 4,290,953

 Integrated Oil & Gas - 1.4%

 19,112

 Chevron Corp.

 $

 2,322,108

 5,408

 Occidental Petroleum Corp.

 505,864

 $

 2,827,972

 Oil & Gas Exploration & Production - 3.9%

 20,275

 Apache Corp.

 $

 1,726,214

 48,754

 Cabot Oil & Gas Corp.

 1,819,499

 21,325

 ConocoPhillips

 1,482,301

 44,708

 Marathon Oil Corp.

 1,559,415

 35,505

 Southwestern Energy Co. *

 1,291,672

 $

 7,879,101

 Oil & Gas Refining & Marketing - 1.1%

 17,339

 Marathon Petroleum Corp.

 $

 1,115,244

 18,624

 Phillips 66

 1,076,840

 $

 2,192,084

 Total Energy

 $

 18,946,852

 Materials - 2.8%

 Fertilizers & Agricultural Chemicals - 0.6%

 8,115

 Monsanto Co.

 $

 846,963

 11,788

 The Mosaic Co.

 507,120

 $

 1,354,083

 Industrial Gases - 0.9%

 17,012

 Airgas, Inc.

 $

 1,804,123

 Specialty Chemicals - 1.1%

 22,642

 Ecolab, Inc.

 $

 2,236,124

 Paper Products - 0.2%

 9,026

 International Paper Co.

 $

 404,365

 Total Materials

 $

 5,798,695

 Capital Goods - 9.1%

 Aerospace & Defense - 2.2%

 8,803

 Raytheon Co.

 $

 678,447

 34,659

 United Technologies Corp.

 3,736,933

 $

 4,415,380

 Electrical Components & Equipment - 0.4%

 7,138

 Rockwell Automation, Inc.

 $

 763,338

 Industrial Conglomerates - 2.9%

 28,275

 3M Co.

 $

 3,376,318

 107,690

 General Electric Co.

 2,572,714

 $

 5,949,032

 Construction & Farm Machinery & Heavy Trucks - 1.8%

 13,701

 Cummins, Inc.

 $

 1,820,452

 32,848

 PACCAR, Inc.

 1,828,320

 $

 3,648,772

 Industrial Machinery - 1.8%

 36,418

 Ingersoll-Rand Plc

 $

 2,364,985

 16,296

 SPX Corp.

 1,379,293

 $

 3,744,278

 Total Capital Goods

 $

 18,520,800

 Transportation - 2.3%

 Air Freight & Logistics - 0.5%

 11,238

 United Parcel Service, Inc. (Class B)

 $

 1,026,816

 Railroads - 1.8%

 23,006

 Norfolk Southern Corp.

 $

 1,779,514

 12,041

 Union Pacific Corp.

 1,870,449

 $

 3,649,963

 Total Transportation

 $

 4,676,779

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 1.2%

 10,254

 BorgWarner, Inc.

 $

 1,039,653

 34,978

 Johnson Controls, Inc.

 1,451,587

 $

 2,491,240

 Automobile Manufacturers - 1.3%

 161,413

 Ford Motor Co.

 $

 2,723,037

 Total Automobiles & Components

 $

 5,214,277

 Consumer Durables & Apparel - 0.5%

 Apparel, Accessories & Luxury Goods - 0.5%

 17,534

 Coach, Inc.

 $

 956,129

 Total Consumer Durables & Apparel

 $

 956,129

 Consumer Services - 1.6%

 Restaurants - 1.6%

 17,659

 McDonald's Corp.

 $

 1,698,972

 20,713

 Starbucks Corp.

 1,594,280

 $

 3,293,252

 Total Consumer Services

 $

 3,293,252

 Media - 4.7%

 Cable & Satellite - 0.3%

 14,500

 Comcast Corp.

 $

 654,675

 Movies & Entertainment - 1.8%

 46,434

 The Walt Disney Co.

 $

 2,994,529

 10,922

 Time Warner, Inc.

 718,777

 $

 3,713,306

 Publishing - 2.6%

 107,861

 John Wiley & Sons, Inc.

 $

 5,143,891

 Total Media

 $

 9,511,872

 Retailing - 4.2%

 Department Stores - 1.0%

 32,861

 Macy's, Inc.

 $

 1,421,895

 10,790

 Nordstrom, Inc.

 606,398

 $

 2,028,293

 General Merchandise Stores - 0.6%

 20,921

 Target Corp.

 $

 1,338,526

 Apparel Retail - 1.9%

 23,377

 Ross Stores, Inc.

 $

 1,701,846

 36,972

 TJX Companies, Inc.

 2,084,851

 $

 3,786,697

 Home Improvement Retail - 0.7%

 13,683

 Lowe's Companies, Inc.

 $

 651,448

 10,363

 The Home Depot, Inc.

 786,034

 $

 1,437,482

 Total Retailing

 $

 8,590,998

 Food & Staples Retailing - 2.9%

 Drug Retail - 2.5%

 29,861

 CVS Caremark Corp.

 $

 1,694,612

 64,610

 Walgreen Co.

 3,476,018

 $

 5,170,630

 Hypermarkets & Super Centers - 0.4%

 9,522

 Wal-Mart Stores, Inc.

 $

 704,247

 Total Food & Staples Retailing

 $

 5,874,877

 Food, Beverage & Tobacco - 5.9%

 Soft Drinks - 1.0%

 14,535

 Coca-Cola Enterprises, Inc.

 $

 584,452

 16,837

 Dr. Pepper Snapple Group, Inc.

 754,634

 9,547

 PepsiCo, Inc.

 758,986

 $

 2,098,072

 Packaged Foods & Meats - 4.9%

 22,131

 Campbell Soup Co.

 $

 900,953

 27,099

 General Mills, Inc.

 1,298,584

 16,619

 Kraft Foods Group, Inc.

 871,500

 50,712

 Mondelez International, Inc.

 1,593,371

 56,382

 The Hershey Co.

 5,215,334

 $

 9,879,742

 Total Food, Beverage & Tobacco

 $

 11,977,814

 Household & Personal Products - 2.8%

 Household Products - 2.8%

 68,677

 Colgate-Palmolive Co.

 $

 4,072,546

 8,388

 The Clorox Co.

 685,467

 12,834

 The Procter & Gamble Co.

 970,122

 $

 5,728,135

 Total Household & Personal Products

 $

 5,728,135

 Health Care Equipment & Services - 6.5%

 Health Care Equipment - 5.3%

 48,908

 Abbott Laboratories

 $

 1,623,257

 15,414

 Baxter International, Inc.

 1,012,546

 20,513

 Becton Dickinson and Co.

 2,051,710

 28,065

 Covidien Plc

 1,710,281

 28,640

 CR Bard, Inc.

 3,299,328

 79,702

 Smith & Nephew Plc

 994,634

 $

 10,691,756

 Health Care Services - 0.6%

 14,062

 DaVita HealthCare Partners, Inc. *

 $

 800,128

 6,960

 Express Scripts Holding Co. *

 429,989

 $

 1,230,117

 Managed Health Care - 0.6%

 19,701

 Aetna, Inc.

 $

 1,261,258

 Total Health Care Equipment & Services

 $

 13,183,131

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 2.5%

 19,844

 Amgen, Inc.

 $

 2,221,337

 10,702

 Celgene Corp. *

 1,647,359

 17,417

 Gilead Sciences, Inc. *

 1,094,484

 $

 4,963,180

 Pharmaceuticals - 5.8%

 47,857

 AbbVie, Inc.

 $

 2,140,644

 15,853

 Eli Lilly & Co.

 797,881

 42,741

 Johnson & Johnson

 3,705,217

 3,571

 Mallinckrodt Plc *

 157,445

 22,389

 Merck & Co., Inc.

 1,065,940

 85,625

 Pfizer, Inc.

 2,458,294

 49,230

 Zoetis, Inc.

 1,532,038

 $

 11,857,459

 Life Sciences Tools & Services - 0.5%

 11,780

 Thermo Fisher Scientific, Inc.

 $

 1,085,527

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,906,166

 Banks - 6.8%

 Diversified Banks - 3.9%

 10,501

 Canadian Imperial Bank of Commerce

 $

 836,329

 70,264

 US Bancorp/MN

 2,570,257

 108,663

 Wells Fargo & Co.

 4,489,955

 $

 7,896,541

 Regional Banks - 2.9%

 41,600

 BB&T Corp.

 $

 1,404,000

 81,434

 KeyCorp

 928,348

 50,009

 The PNC Financial Services Group, Inc.

 3,623,152

 $

 5,955,500

 Total Banks

 $

 13,852,041

 Diversified Financials - 6.6%

 Other Diversified Financial Services - 2.7%

 89,906

 Bank of America Corp.

 $

 1,240,703

 53,343

 Citigroup, Inc.

 2,587,669

 33,410

 JPMorgan Chase & Co.

 1,726,963

 $

 5,555,335

 Consumer Finance - 1.4%

 17,665

 American Express Co.

 $

 1,334,061

 29,209

 Discover Financial Services, Inc.

 1,476,223

 $

 2,810,284

 Asset Management & Custody Banks - 2.1%

 29,408

 Franklin Resources, Inc.

 $

 1,486,574

 30,357

 Invesco, Ltd.

 968,388

 25,542

 T. Rowe Price Group, Inc.

 1,837,236

 $

 4,292,198

 Investment Banking & Brokerage - 0.4%

 5,060

 The Goldman Sachs Group, Inc.

 $

 800,543

 Total Diversified Financials

 $

 13,458,360

 Insurance - 3.4%

 Life & Health Insurance - 0.8%

 27,197

 Aflac, Inc.

 $

 1,685,942

 Property & Casualty Insurance - 2.6%

 40,347

 The Chubb Corp.

 $

 3,601,373

 19,012

 The Travelers Companies, Inc.

 1,611,647

 $

 5,213,020

 Total Insurance

 $

 6,898,962

 Software & Services - 11.2%

 Internet Software & Services - 2.4%

 20,759

 eBay, Inc. *

 $

 1,158,145

 28,482

 Facebook, Inc. *

 1,430,936

 1,996

 Google, Inc. *

 1,748,316

 19,966

 Yahoo!, Inc. *

 662,073

 $

 4,999,470

 IT Consulting & Other Services - 1.1%

 11,595

 International Business Machines Corp.

 $

 2,147,162

 Data Processing & Outsourced Services - 3.3%

 33,477

 Automatic Data Processing, Inc.

 $

 2,423,065

 14,292

 DST Systems, Inc.

 1,077,760

 13,071

 Fiserv, Inc. *

 1,320,825

 1,388

 Mastercard, Inc.

 933,819

 5,224

 Visa, Inc.

 998,306

 $

 6,753,775

 Application Software - 1.0%

 32,834

 Adobe Systems, Inc. *

 $

 1,705,398

 14,763

 Nuance Communications, Inc. *

 275,994

 $

 1,981,392

 Systems Software - 3.4%

 121,863

 Microsoft Corp.

 $

 4,059,257

 47,742

 Oracle Corp.

 1,583,602

 54,589

 Symantec Corp.

 1,351,078

 $

 6,993,937

 Total Software & Services

 $

 22,875,736

 Technology Hardware & Equipment - 3.7%

 Communications Equipment - 1.3%

 65,623

 Cisco Systems, Inc.

 $

 1,536,891

 5,341

 F5 Networks, Inc. *

 458,044

 11,626

 Motorola Solutions, Inc.

 690,352

 $

 2,685,287

 Computer Hardware - 2.0%

 8,639

 Apple, Inc.

 $

 4,118,643

 Computer Storage & Peripherals - 0.4%

 31,062

 EMC Corp.

 $

 793,945

 Total Technology Hardware & Equipment

 $

 7,597,875

 Semiconductors & Semiconductor Equipment - 3.3%

 Semiconductor Equipment - 0.5%

 11,319

 ASML Holding NV (A.D.R.)

 $

 1,117,864

 Semiconductors - 2.8%

 53,944

 Analog Devices, Inc.

 $

 2,538,065

 33,444

 Intel Corp.

 766,536

 19,626

 Maxim Integrated Products, Inc.

 584,855

 37,440

 Xilinx, Inc.

 1,754,438

 $

 5,643,894

 Total Semiconductors & Semiconductor Equipment

 $

 6,761,758

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 30,579

 Verizon Communications, Inc.

 $

 1,426,816

 Total Telecommunication Services

 $

 1,426,816

 Utilities - 0.3%

 Electric Utilities - 0.3%

 15,391

 American Electric Power Co., Inc.

 $

 667,200

 Total Utilities

 $

 667,200

 TOTAL COMMON STOCKS

 (Cost $130,908,289)

 $

 203,718,525

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $130,908,289) (a)

 $

 203,718,525

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 229,142

 TOTAL NET ASSETS - 100.0%

 $

 203,947,667

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $131,695,929 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 72,859,111

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (836,515)

 Net unrealized appreciation

 $

 72,022,596

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
203,718,525

$
-

$
-

$
203,718,525

 Total

$
203,718,525

$
-

$
-

$
203,718,525

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Equity Income VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 99.3%

 Energy - 6.0%

 Oil & Gas Drilling - 0.8%

 36,600

 Seadrill, Ltd.

 $

 1,649,928

 Integrated Oil & Gas - 1.4%

 7,071

 Chevron Corp.

 $

 859,126

 22,800

 Occidental Petroleum Corp.

 2,132,712

 $

 2,991,838

 Oil & Gas Exploration & Production - 1.7%

 19,702

 ConocoPhillips

 $

 1,369,486

 60,795

 Marathon Oil Corp.

 2,120,530

 $

 3,490,016

 Oil & Gas Refining & Marketing - 1.0%

 33,237

 Marathon Petroleum Corp.

 $

 2,137,804

 Oil & Gas Storage & Transportation - 1.1%

 69,932

 Spectra Energy Corp.

 $

 2,393,772

 Total Energy

 $

 12,663,358

 Materials - 12.8%

 Commodity Chemicals - 0.8%

 23,862

 LyondellBasell Industries NV

 $

 1,747,414

 Diversified Chemicals - 1.0%

 23,900

 EI du Pont de Nemours & Co.

 $

 1,399,584

 18,900

 The Dow Chemical Co.

 725,760

 $

 2,125,344

 Specialty Chemicals - 4.5%

 700

 Givaudan SA

 $

 1,022,672

 26,980

 Johnson Matthey Plc

 1,226,249

 112,863

 The Valspar Corp.

 7,158,900

 $

 9,407,821

 Paper Packaging - 1.2%

 99,314

 Boise, Inc.

 $

 1,251,356

 33,731

 Sonoco Products Co.

 1,313,485

 $

 2,564,841

 Diversified Metals & Mining - 4.6%

 43,600

 BHP Billiton, Ltd. (A.D.R.)

 $

 2,899,400

 35,140

 Compass Minerals International, Inc.

 2,680,128

 87,900

 Freeport-McMoRan Copper & Gold, Inc.

 2,907,732

 22,300

 Rio Tinto Plc (A.D.R.)

 1,087,348

 $

 9,574,608

 Paper Products - 0.7%

 33,901

 International Paper Co.

 $

 1,518,765

 Total Materials

 $

 26,938,793

 Capital Goods - 5.1%

 Aerospace & Defense - 1.1%

 21,955

 United Technologies Corp.

 $

 2,367,188

 Industrial Conglomerates - 1.6%

 137,646

 General Electric Co.

 $

 3,288,363

 Industrial Machinery - 2.4%

 56,320

 Kaydon Corp.

 $

 2,000,486

 77,728

 The Gorman-Rupp Co.

 3,118,447

 $

 5,118,933

 Total Capital Goods

 $

 10,774,484

 Commercial Services & Supplies - 2.2%

 Office Services & Supplies - 1.0%

 41,056

 Mine Safety Appliances Co.

 $

 2,118,900

 Diversified Support Services - 1.2%

 42,187

 G&K Services, Inc.

 $

 2,547,673

 Total Commercial Services & Supplies

 $

 4,666,573

 Automobiles & Components - 1.5%

 Automobile Manufacturers - 1.5%

 189,490

 Ford Motor Co.

 $

 3,196,696

 Total Automobiles & Components

 $

 3,196,696

 Consumer Durables & Apparel - 0.7%

 Household Appliances - 0.7%

 54,800

 Electrolux AB

 $

 1,421,618

 Total Consumer Durables & Apparel

 $

 1,421,618

 Consumer Services - 2.5%

 Hotels, Resorts & Cruise Lines - 0.8%

 48,624

 InterContinental Hotels Group Plc

 $

 1,418,225

 10,176

 InterContinental Hotels Group Plc (A.D.R.)

 297,241

 $

 1,715,466

 Leisure Facilities - 1.7%

 81,427

 Cedar Fair LP

 $

 3,550,217

 Total Consumer Services

 $

 5,265,683

 Media - 0.9%

 Movies & Entertainment - 0.6%

 64,275

 Regal Entertainment Group

 $

 1,219,940

 Publishing - 0.3%

 15,900

 John Wiley & Sons, Inc.

 $

 758,271

 Total Media

 $

 1,978,211

 Retailing - 1.1%

 Distributors - 1.1%

 27,688

 Genuine Parts Co.

 $

 2,239,682

 Total Retailing

 $

 2,239,682

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 143,527

 J Sainsbury Plc

 $

 909,505

 Total Food & Staples Retailing

 $

 909,505

 Food, Beverage & Tobacco - 11.0%

 Soft Drinks - 1.6%

 51,880

 Dr. Pepper Snapple Group, Inc.

 $

 2,325,262

 12,900

 PepsiCo, Inc.

 1,025,550

 $

 3,350,812

 Packaged Foods & Meats - 9.4%

 59,335

 Campbell Soup Co.

 $

 2,415,528

 15,582

 General Mills, Inc.

 746,689

 63,183

 Hillshire Brands Co.

 1,942,245

 39,366

 Kellogg Co.

 2,311,965

 66,848

 Kraft Foods Group, Inc.

 3,505,509

 14,256

 McCormick & Co., Inc.

 922,363

 107,606

 Mondelez International, Inc.

 3,380,981

 45,660

 The Hershey Co.

 4,223,550

 10,915

 Unilever NV (A.D.R.)

 411,714

 $

 19,860,544

 Total Food, Beverage & Tobacco

 $

 23,211,356

 Household & Personal Products - 3.3%

 Household Products - 3.3%

 33,416

 Kimberly-Clark Corp.

 $

 3,148,456

 31,472

 The Clorox Co.

 2,571,892

 14,805

 The Procter & Gamble Co.

 1,119,110

 $

 6,839,458

 Total Household & Personal Products

 $

 6,839,458

 Health Care Equipment & Services - 5.3%

 Health Care Equipment - 3.7%

 45,529

 Abbott Laboratories

 $

 1,511,108

 35,400

 Becton Dickinson and Co.

 3,540,708

 15,505

 Medtronic, Inc.

 825,641

 139,813

 Smith & Nephew Plc

 1,744,783

 $

 7,622,240

 Health Care Distributors - 1.6%

 16,100

 Cardinal Health, Inc.

 $

 839,615

 74,203

 Owens & Minor, Inc.

 2,566,682

 $

 3,406,297

 Total Health Care Equipment & Services

 $

 11,028,537

 Pharmaceuticals, Biotechnology & Life Sciences - 6.9%

 Pharmaceuticals - 6.9%

 43,361

 AbbVie, Inc.

 $

 1,939,538

 14,500

 AstraZeneca Plc (A.D.R.)

 752,985

 36,722

 Eli Lilly & Co.

 1,848,218

 36,813

 Johnson & Johnson

 3,191,319

 51,616

 Merck & Co., Inc.

 2,457,438

 10,400

 Novartis AG (A.D.R.)

 797,784

 59,596

 Pfizer, Inc.

 1,711,001

 52,800

 Warner Chilcott Plc

 1,206,480

 20,783

 Zoetis, Inc.

 646,767

 $

 14,551,530

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,551,530

 Banks - 10.8%

 Diversified Banks - 7.7%

 31,074

 Bank of Montreal

 $

 2,076,365

 37,860

 Canadian Imperial Bank of Commerce

 3,015,278

 139,300

 Swedbank AB

 3,241,297

 111,079

 US Bancorp/MN

 4,063,270

 90,951

 Wells Fargo & Co.

 3,758,095

 $

 16,154,305

 Regional Banks - 1.6%

 31,000

 BB&T Corp.

 $

 1,046,250

 32,227

 The PNC Financial Services Group, Inc.

 2,334,846

 $

 3,381,096

 Thrifts & Mortgage Finance - 1.5%

 145,279

 New York Community Bancorp, Inc.

 $

 2,195,166

 66,900

 People's United Financial, Inc.

 962,022

 $

 3,157,188

 Total Banks

 $

 22,692,589

 Diversified Financials - 0.9%

 Asset Management & Custody Banks - 0.9%

 46,888

 Federated Investors, Inc. (Class B)

 $

 1,273,478

 9,500

 Northern Trust Corp.

 516,705

 $

 1,790,183

 Total Diversified Financials

 $

 1,790,183

 Insurance - 2.3%

 Property & Casualty Insurance - 2.3%

 10,200

 The Allstate Corp.

 $

 515,610

 27,306

 The Chubb Corp.

 2,437,334

 22,781

 The Travelers Companies, Inc.

 1,931,145

 $

 4,884,089

 Total Insurance

 $

 4,884,089

 Real Estate - 0.3%

 Office REIT's - 0.3%

 10,429

 Alexandria Real Estate Equities, Inc.

 $

 665,892

 Total Real Estate

 $

 665,892

 Software & Services - 1.5%

 IT Consulting & Other Services - 0.6%

 18,150

 Leidos Holdings, Inc.

 $

 826,188

 10,371

 Science Applications International Corp.

 350,021

 $

 1,176,209

 Systems Software - 0.9%

 58,186

 Microsoft Corp.

 $

 1,938,176

 Total Software & Services

 $

 3,114,385

 Technology Hardware & Equipment - 2.2%

 Computer Hardware - 0.5%

 1,200

 Apple, Inc.

 $

 572,100

 24,900

 Hewlett-Packard Co.

 522,402

 $

 1,094,502

 Electronic Manufacturing Services - 1.1%

 61,541

 Molex, Inc.

 $

 2,355,789

 Technology Distributors - 0.6%

 13,891

 Anixter International, Inc. *

 $

 1,217,685

 Total Technology Hardware & Equipment

 $

 4,667,976

 Semiconductors & Semiconductor Equipment - 6.9%

 Semiconductor Equipment - 0.2%

 12,062

 Cabot Microelectronics Corp. *

 $

 464,628

 Semiconductors - 6.7%

 65,396

 Analog Devices, Inc.

 $

 3,076,882

 85,800

 Intel Corp.

 1,966,536

 43,028

 Linear Technology Corp.

 1,706,490

 17,600

 Maxim Integrated Products, Inc.

 524,480

 79,898

 Microchip Technology, Inc.

 3,219,090

 74,200

 NVIDIA Corp.

 1,154,552

 50,791

 Xilinx, Inc.

 2,380,066

 $

 14,028,096

 Total Semiconductors & Semiconductor Equipment

 $

 14,492,724

 Telecommunication Services - 3.4%

 Integrated Telecommunication Services - 3.4%

 73,250

 AT&T, Inc.

 $

 2,477,315

 346,620

 Singapore Telecommunications, Ltd.

 1,030,522

 78,922

 Verizon Communications, Inc.

 3,682,501

 $

 7,190,338

 Total Telecommunication Services

 $

 7,190,338

 Utilities - 11.3%

 Electric Utilities - 4.0%

 42,013

 American Electric Power Co., Inc.

 $

 1,821,264

 26,798

 Duke Energy Corp.

 1,789,570

 17,700

 NextEra Energy, Inc.

 1,418,832

 29,600

 Northeast Utilities

 1,221,000

 29,700

 The Southern Co.

 1,223,046

 29,900

 Westar Energy, Inc.

 916,435

 $

 8,390,147

 Gas Utilities - 3.3%

 53,351

 AGL Resources, Inc.

 $

 2,455,747

 34,011

 National Fuel Gas Co.

 2,338,596

 93,759

 Questar Corp.

 2,108,640

 $

 6,902,983

 Multi-Utilities - 3.4%

 43,533

 Alliant Energy Corp.

 $

 2,157,060

 73,817

 Ameren Corp.

 2,571,784

 45,390

 Consolidated Edison, Inc.

 2,502,805

 $

 7,231,649

 Water Utilities - 0.6%

 29,600

 American Water Works Co., Inc.

 $

 1,221,888

 Total Utilities

 $

 23,746,667

 TOTAL COMMON STOCKS

 (Cost $159,238,292)

 $

 208,930,327

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $159,238,292) (a)

 $

 208,930,327

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 1,369,386

 TOTAL NET ASSETS - 100.0%

 $

 210,299,713

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $158,337,848 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 51,647,121

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,054,642)

 Net unrealized gain

 $

 50,592,479

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
208,930,327

$
-

$
-

$
208,930,327

 Total

$
208,930,327

$
-

$
-

$
208,930,327

 During the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Disciplined Value VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 98.0%

 Energy - 13.1%

 Oil & Gas Equipment & Services - 1.6%

 71,700

 Halliburton Co.

 $

 3,452,355

 Integrated Oil & Gas - 7.6%

 80,251

 Chevron Corp.

 $

 9,750,498

 77,930

 Occidental Petroleum Corp.

 7,289,572

 $

 17,040,070

 Oil & Gas Exploration & Production - 3.9%

 48,500

 Apache Corp.

 $

 4,129,290

 134,214

 Marathon Oil Corp.

 4,681,384

 $

 8,810,674

 Total Energy

 $

 29,303,099

 Materials - 1.2%

 Commodity Chemicals - 1.2%

 37,400

 LyondellBasell Industries NV

 $

 2,738,802

 Total Materials

 $

 2,738,802

 Capital Goods - 10.5%

 Aerospace & Defense - 3.1%

 56,500

 Raytheon Co.

 $

 4,354,455

 23,501

 United Technologies Corp.

 2,533,878

 $

 6,888,333

 Electrical Components & Equipment - 1.7%

 55,300

 Eaton Corp Plc

 $

 3,806,852

 Industrial Conglomerates - 2.7%

 249,100

 General Electric Co.

 $

 5,950,999

 Industrial Machinery - 3.0%

 105,300

 Ingersoll-Rand Plc

 $

 6,838,182

 Total Capital Goods

 $

 23,484,366

 Transportation - 3.6%

 Airlines - 1.4%

 99,500

 United Continental Holdings, Inc. *

 $

 3,055,645

 Railroads - 2.2%

 31,300

 Union Pacific Corp.

 $

 4,862,142

 Total Transportation

 $

 7,917,787

 Media - 5.1%

 Movies & Entertainment - 5.1%

 82,300

 The Walt Disney Co.

 $

 5,307,527

 91,500

 Time Warner, Inc.

 6,021,615

 $

 11,329,142

 Total Media

 $

 11,329,142

 Retailing - 3.3%

 Department Stores - 1.1%

 55,821

 Macy's, Inc.

 $

 2,415,375

 Home Improvement Retail - 2.2%

 102,100

 Lowe's Companies, Inc.

 $

 4,860,981

 Total Retailing

 $

 7,276,356

 Food & Staples Retailing - 2.2%

 Drug Retail - 2.2%

 85,600

 CVS Caremark Corp.

 $

 4,857,800

 Total Food & Staples Retailing

 $

 4,857,800

 Food, Beverage & Tobacco - 3.1%

 Soft Drinks - 1.9%

 107,500

 Coca-Cola Enterprises, Inc.

 $

 4,322,575

 Tobacco - 1.2%

 76,600

 Altria Group, Inc.

 $

 2,631,210

 Total Food, Beverage & Tobacco

 $

 6,953,785

 Health Care Equipment & Services - 5.7%

 Health Care Equipment - 1.8%

 74,600

 Medtronic, Inc.

 $

 3,972,450

 Health Care Distributors - 1.3%

 53,300

 Cardinal Health, Inc.

 $

 2,779,595

 Managed Health Care - 2.6%

 91,663

 Aetna, Inc.

 $

 5,868,265

 Total Health Care Equipment & Services

 $

 12,620,310

 Pharmaceuticals, Biotechnology & Life Sciences - 8.2%

 Pharmaceuticals - 8.2%

 88,449

 Johnson & Johnson

 $

 7,667,644

 95,780

 Merck & Co., Inc.

 4,560,086

 215,419

 Pfizer, Inc.

 6,184,679

 $

 18,412,409

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 18,412,409

 Banks - 7.4%

 Regional Banks - 7.4%

 71,900

 BB&T Corp.

 $

 2,426,625

 374,600

 KeyCorp

 4,270,440

 486,700

 Regions Financial Corp.

 4,506,842

 73,340

 The PNC Financial Services Group, Inc.

 5,313,483

 $

 16,517,390

 Total Banks

 $

 16,517,390

 Diversified Financials - 14.9%

 Other Diversified Financial Services - 7.8%

 196,453

 Citigroup, Inc.

 $

 9,529,935

 152,058

 JPMorgan Chase & Co.

 7,859,878

 $

 17,389,813

 Consumer Finance - 2.3%

 100,789

 Discover Financial Services, Inc.

 $

 5,093,876

 Investment Banking & Brokerage - 4.8%

 211,300

 Morgan Stanley Co.

 $

 5,694,535

 31,915

 The Goldman Sachs Group, Inc.

 5,049,272

 $

 10,743,807

 Total Diversified Financials

 $

 33,227,496

 Insurance - 8.3%

 Life & Health Insurance - 1.0%

 78,000

 Unum Group

 $

 2,374,320

 Multi-line Insurance - 1.8%

 128,300

 Hartford Financial Services Group, Inc.

 $

 3,992,696

 Property & Casualty Insurance - 5.5%

 47,905

 ACE, Ltd.

 $

 4,481,992

 89,265

 The Allstate Corp.

 4,512,346

 38,000

 The Travelers Companies, Inc.

 3,221,260

 $

 12,215,598

 Total Insurance

 $

 18,582,614

 Software & Services - 3.1%

 Internet Software & Services - 3.1%

 210,200

 Yahoo!, Inc. *

 $

 6,970,232

 Total Software & Services

 $

 6,970,232

 Technology Hardware & Equipment - 5.8%

 Communications Equipment - 1.5%

 140,277

 Cisco Systems, Inc.

 $

 3,285,287

 Computer Hardware - 2.4%

 11,100

 Apple, Inc.

 $

 5,291,925

 Computer Storage & Peripherals - 0.9%

 83,700

 EMC Corp.

 $

 2,139,372

 Office Electronics - 1.0%

 222,000

 Xerox Corp.

 $

 2,284,380

 Total Technology Hardware & Equipment

 $

 13,000,964

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 49,500

 Analog Devices, Inc.

 $

 2,328,975

 Total Semiconductors & Semiconductor Equipment

 $

 2,328,975

 Utilities - 1.5%

 Electric Utilities - 1.5%

 41,600

 NextEra Energy, Inc. *

 $

 3,334,656

 Total Utilities

 $

 3,334,656

 TOTAL COMMON STOCKS

 (Cost $190,695,439)

 $

 218,856,183

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost $190,695,439) (a)

 $

 218,856,183

 OTHER ASSETS & LIABILITIES - 2.0%

 $

 4,541,785

 TOTAL NET ASSETS - 100.0%

 $

 223,397,968

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipt.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $191,174,041 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 29,137,258

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,455,116)

 Net unrealized gain

 $

 27,682,142

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
218,856,183

$
-

$
-

$
218,856,183

 Total

$
218,856,183

$
-

$
-

$
218,856,183

 During the six months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Mid Cap Value VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 9.7%

 Oil & Gas Drilling - 0.9%

 342,282

 Precision Drilling Corp.

 $

 3,395,437

 Oil & Gas Equipment & Services - 3.2%

 279,100

 Superior Energy Services, Inc. *

 $

 6,988,664

 312,670

 Weatherford International, Ltd./Switzerland *

 4,793,231

 $

 11,781,895

 Oil & Gas Exploration & Production - 5.6%

 54,300

 Cimarex Energy Co.

 $

 5,234,520

 158,140

 Marathon Oil Corp.

 5,515,923

 46,100

 Murphy Oil Corp.

 2,780,752

 125,870

 Whiting Petroleum Corp. *

 7,533,320

 $

 21,064,515

 Total Energy

 $

 36,241,847

 Materials - 6.4%

 Diversified Chemicals - 2.0%

 94,490

 Eastman Chemical Co.

 $

 7,360,771

 Specialty Chemicals - 1.0%

 48,400

 Cytec Industries, Inc.

 $

 3,937,824

 Metal & Glass Containers - 1.4%

 122,320

 Crown Holdings, Inc. *

 $

 5,171,690

 Steel - 0.8%

 53,400

 Carpenter Technology Corp.

 $

 3,103,074

 Paper Products - 1.2%

 99,370

 International Paper Co.

 $

 4,451,776

 Total Materials

 $

 24,025,135

 Capital Goods - 8.6%

 Construction & Engineering - 1.3%

 148,300

 KBR, Inc.

 $

 4,840,512

 Electrical Components & Equipment - 2.0%

 107,580

 Eaton Corp Plc

 $

 7,405,807

 Construction & Farm Machinery & Heavy Trucks - 3.3%

 74,430

 Joy Global, Inc.

 $

 3,798,907

 68,190

 PACCAR, Inc.

 3,795,455

 144,400

 Terex Corp. *

 4,851,840

 $

 12,446,202

 Industrial Machinery - 2.0%

 61,900

 Crane Co.

 $

 3,817,373

 42,340

 Stanley Black & Decker, Inc.

 3,834,734

 $

 7,652,107

 Total Capital Goods

 $

 32,344,628

 Commercial Services & Supplies - 1.5%

 Human Resource & Employment Services - 1.5%

 144,660

 Robert Half International, Inc.

 $

 5,646,080

 Total Commercial Services & Supplies

 $

 5,646,080

 Transportation - 2.6%

 Airlines - 1.2%

 302,730

 Southwest Airlines Co.

 $

 4,407,749

 Trucking - 1.4%

 87,800

 Ryder System, Inc.

 $

 5,241,660

 Total Transportation

 $

 9,649,409

 Automobiles & Components - 3.6%

 Auto Parts & Equipment - 1.6%

 117,700

 Tenneco, Inc. *

 $

 5,943,850

 Tires & Rubber - 2.0%

 329,300

 The Goodyear Tire & Rubber Co. *

 $

 7,392,785

 Total Automobiles & Components

 $

 13,336,635

 Consumer Durables & Apparel - 2.8%

 Homebuilding - 1.0%

 199,537

 DR Horton, Inc.

 $

 3,877,004

 Housewares & Specialties - 1.8%

 138,175

 Jarden Corp. *

 $

 6,687,670

 Total Consumer Durables & Apparel

 $

 10,564,674

 Retailing - 4.4%

 Department Stores - 1.4%

 120,540

 Macy's, Inc.

 $

 5,215,766

 Apparel Retail - 1.9%

 98,500

 American Eagle Outfitters, Inc.

 $

 1,378,015

 78,350

 Ross Stores, Inc.

 5,703,880

 $

 7,081,895

 Computer & Electronics Retail - 1.1%

 111,510

 Rent-A-Center, Inc. *

 $

 4,248,531

 Total Retailing

 $

 16,546,192

 Food, Beverage & Tobacco - 3.4%

 Soft Drinks - 1.5%

 142,230

 Coca-Cola Enterprises, Inc.

 $

 5,719,068

 Agricultural Products - 0.8%

 41,430

 Ingredion, Inc.

 $

 2,741,423

 Packaged Foods & Meats - 1.1%

 81,070

 Campbell Soup Co.

 $

 3,300,360

 31,800

 Tyson Foods, Inc.

 899,304

 $

 4,199,664

 Total Food, Beverage & Tobacco

 $

 12,660,155

 Health Care Equipment & Services - 7.2%

 Health Care Equipment - 4.0%

 134,560

 CareFusion Corp. *

 $

 4,965,264

 270,200

 Hologic, Inc. *

 5,579,630

 53,940

 Zimmer Holdings, Inc.

 4,430,632

 $

 14,975,526

 Health Care Facilities - 0.5%

 45,300

 Community Health Systems, Inc.

 $

 1,879,950

 Managed Health Care - 2.7%

 71,900

 Aetna, Inc.

 $

 4,603,038

 60,770

 Humana, Inc.

 5,671,664

 $

 10,274,702

 Total Health Care Equipment & Services

 $

 27,130,178

 Pharmaceuticals, Biotechnology & Life Sciences - 3.9%

 Pharmaceuticals - 3.9%

 51,280

 Actavis, Inc. *

 $

 7,384,320

 44,890

 Jazz Pharmaceuticals Plc *

 4,128,533

 43,856

 Salix Pharmaceuticals, Ltd. *

 2,933,089

 $

 14,445,942

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,445,942

 Banks - 6.0%

 Diversified Banks - 0.7%

 67,600

 Comerica, Inc.

 $

 2,657,356

 Regional Banks - 5.3%

 125,450

 CIT Group, Inc. *

 $

 6,118,196

 108,270

 First Republic Bank

 5,048,630

 240,000

 KeyCorp

 2,736,000

 653,550

 Regions Financial Corp.

 6,051,873

 $

 19,954,699

 Total Banks

 $

 22,612,055

 Diversified Financials - 6.0%

 Specialized Finance - 1.4%

 164,800

 The NASDAQ OMX Group, Inc.

 $

 5,288,432

 Consumer Finance - 1.5%

 223,200

 SLM Corp.

 $

 5,557,680

 Asset Management & Custody Banks - 3.1%

 79,650

 Ameriprise Financial, Inc.

 $

 7,254,522

 109,420

 Walter Investment Management Corp. *

 4,326,467

 $

 11,580,989

 Total Diversified Financials

 $

 22,427,101

 Insurance - 8.8%

 Insurance Brokers - 1.4%

 118,750

 Willis Group Holdings Plc

 $

 5,145,438

 Life & Health Insurance - 2.0%

 94,200

 Lincoln National Corp.

 $

 3,955,458

 118,944

 Unum Group

 3,620,655

 $

 7,576,113

 Multi-line Insurance - 1.5%

 183,900

 Hartford Financial Services Group, Inc.

 $

 5,722,968

 Property & Casualty Insurance - 2.9%

 100,400

 Axis Capital Holdings, Ltd.

 $

 4,348,324

 125,270

 The Allstate Corp.

 6,332,398

 $

 10,680,722

 Reinsurance - 1.0%

 57,100

 Reinsurance Group of America, Inc.

 $

 3,825,129

 Total Insurance

 $

 32,950,370

 Real Estate - 5.4%

 Diversified REIT's - 0.9%

 208,020

 Duke Realty Corp.

 $

 3,211,829

 Residential REIT's - 1.7%

 107,230

 American Campus Communities, Inc.

 $

 3,661,904

 44,690

 Home Properties, Inc.

 2,580,848

 $

 6,242,752

 Retail REIT's - 0.8%

 157,520

 Kimco Realty Corp.

 $

 3,178,754

 Specialized REIT's - 2.0%

 72,120

 HCP, Inc.

 $

 2,953,314

 164,520

 Pebblebrook Hotel Trust

 4,723,369

 $

 7,676,683

 Total Real Estate

 $

 20,310,018

 Software & Services - 3.9%

 IT Consulting & Other Services - 1.2%

 121,100

 Amdocs, Ltd.

 $

 4,437,104

 Data Processing & Outsourced Services - 1.2%

 96,700

 Fidelity National Information Services, Inc.

 $

 4,490,748

 Systems Software - 1.5%

 228,330

 Symantec Corp.

 $

 5,651,168

 Total Software & Services

 $

 14,579,020

 Technology Hardware & Equipment - 5.0%

 Communications Equipment - 1.7%

 806,200

 Brocade Communications Systems, Inc. *

 $

 6,489,910

 Computer Hardware - 1.5%

 136,600

 NCR Corp. *

 $

 5,410,726

 Office Electronics - 1.8%

 669,000

 Xerox Corp.

 $

 6,884,010

 Total Technology Hardware & Equipment

 $

 18,784,646

 Semiconductors & Semiconductor Equipment - 5.5%

 Semiconductors - 5.5%

 54,215

 Analog Devices, Inc.

 $

 2,550,816

 470,700

 Marvell Technology Group, Ltd.

 5,413,050

 265,400

 Skyworks Solutions, Inc. *

 6,592,536

 132,660

 Xilinx, Inc.

 6,216,448

 $

 20,772,850

 Total Semiconductors & Semiconductor Equipment

 $

 20,772,850

 Utilities - 5.1%

 Electric Utilities - 2.9%

 90,200

 Northeast Utilities

 $

 3,720,750

 158,150

 PNM Resources, Inc.

 3,578,934

 114,500

 Westar Energy, Inc.

 3,509,425

 $

 10,809,109

 Gas Utilities - 1.1%

 86,980

 AGL Resources, Inc.

 $

 4,003,689

 Multi-Utilities - 1.1%

 124,510

 Ameren Corp.

 $

 4,337,929

 Total Utilities

 $

 19,150,727

 TOTAL COMMON STOCKS

 (Cost $313,058,462)

 $

 374,177,662

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $313,058,462) (a)

 $

 374,177,662

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 802,107

 TOTAL NET ASSETS - 100.0%

 $

 374,979,769

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $314,328,172 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 63,346,984

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (3,497,494)

 Net unrealized appreciation

 $

 59,849,490

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
374,177,662

$
-

$
-

$
374,177,662

 Total

$
374,177,662

$
-

$
-

$
374,177,662

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 99.0%

 Consumer Services - 0.6%

 Hotels, Resorts & Cruise Lines - 0.6%

 4,300

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 285,735

 Total Consumer Services

 $

 285,735

 Real Estate - 98.4%

 Diversified REIT's - 7.8%

 17,554

 American Assets Trust, Inc.

 $

 535,573

 13,500

 Armada Hoffler Properties, Inc.

 133,785

 25,100

 First Potomac Realty Trust

 315,507

 23,900

 Liberty Property Trust

 850,840

 33,700

 Retail Opportunity Investments Corp.

 465,734

 12,900

 Vornado Realty Trust

 1,084,374

 $

 3,385,813

 Industrial REIT's - 5.2%

 60,500

 Prologis, Inc.

 $

 2,276,010

 Office REIT's - 14.4%

 11,800

 Alexandria Real Estate Equities, Inc.

 $

 753,430

 38,500

 BioMed Realty Trust, Inc.

 715,715

 18,500

 Boston Properties, Inc.

 1,977,650

 18,900

 Douglas Emmett, Inc.

 443,583

 28,000

 DuPont Fabros Technology, Inc.

 721,560

 27,900

 Kilroy Realty Corp.

 1,393,605

 16,400

 Piedmont Office Realty Trust, Inc.

 284,704

 $

 6,290,247

 Residential REIT's - 17.7%

 15,400

 American Campus Communities, Inc.

 $

 525,910

 15,000

 American Homes 4 Rent  *

 242,250

 15,500

 AvalonBay Communities, Inc.

 1,969,895

 13,400

 BRE Properties, Inc.

 680,184

 13,900

 Camden Property Trust

 854,016

 19,800

 Equity Lifestyle Properties, Inc.

 676,566

 51,600

 Equity Residential

 2,764,212

 $

 7,713,033

 Retail REIT's - 23.3%

 9,800

 Acadia Realty Trust

 $

 241,864

 49,000

 DDR Corp.

 769,790

 10,800

 Federal Realty Investment Trust

 1,095,660

 14,400

 National Retail Properties, Inc.

 458,208

 22,100

 Ramco-Gershenson Properties Trust

 340,561

 17,000

 Regency Centers Corp.

 821,950

 27,800

 Simon Property Group, Inc.

 4,120,794

 14,700

 Taubman Centers, Inc.

 989,457

 23,100

 The Macerich Co.

 1,303,764

 $

 10,142,048

 Specialized REIT's - 27.7%

 3,000

 Aviv Real Estate Investment Trust, Inc.

 $

 68,400

 22,600

 CubeSmart

 403,184

 19,300

 EPR Properties

 940,682

 22,800

 Extra Space Storage, Inc.

 1,043,100

 42,000

 HCP, Inc.

 1,719,900

 24,000

 Health Care Real Estate Investment Trust, Inc.

 1,497,120

 81,000

 Host Hotels & Resorts, Inc.

 1,431,270

 7,800

 Pebblebrook Hotel Trust

 223,938

 15,300

 Public Storage

 2,456,415

 24,600

 RLJ Lodging Trust

 577,854

 28,000

 Ventas, Inc.

 1,722,000

 $

 12,083,863

 Real Estate Operating Companies - 2.3%

 14,900

 Brookfield Office Properties, Inc.

 $

 284,143

 37,600

 Forest City Enterprises, Inc. *

 712,144

 $

 996,287

 Total Real Estate

 $

 42,887,301

 TOTAL COMMON STOCKS

 (Cost $20,969,402)

 $

 43,173,036

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $20,969,402) (a)

 $

 43,173,036

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 428,163

 TOTAL NET ASSETS - 100.0%

 $

 43,601,199

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $21,737,228 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 21,570,885

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (135,077)

 Net unrealized appreciation

 $

 21,435,808

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
43,173,036

$
-

$
-

$
43,173,036

 Total

$
43,173,036

$
-

$
-

$
43,173,036

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Ibbotson Moderate Allocation VCT Portfolio

 PIONEER VARIABLE CONTRACTS TRUST

 SCHEDULE OF INVESTMENTS 9/30/13  (UNAUDITED)

Error! Bookmark not defined.

 Shares

 Value

 MUTUAL FUNDS - 100.0%

 NON-PIONEER FUNDS - 24.7%

 123,595

 BlackRock Capital Appreciation Fund

 $ 3,632,461

 200,532

 BlackRock Global SmallCap Fund Institutional Class

   5,785,359

 145,289

 BlackRock International Index Fund Institutional Class

   1,845,177

 83,883

 BlackRock International Opportunities Portfolio Institutional Class

   3,236,221

 162,812

 BlackRock Value Opportunities Fund Institutional Class

   4,496,877

 160,293

 INVESCO Global Real Estate Fund Class R5

   1,907,482

 166,359

 INVESCO Global Small & Mid Cap Growth Fund Class R5

   3,553,422

 259,959

 INVESCO International Growth Fund Class R5

   8,552,640

 144,656

 INVESCO Select Companies Fund Class R5

   3,516,595

 707,118

 Oppenheimer Commodity Strategy Total Return Fund Class Y

   2,135,497

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $27,340,892)

 $ 38,661,731

 PIONEER FUNDS - 75.3%

 1,809,801

 Pioneer Bond Fund Class Y

 $ 17,301,698

 237,170

 Pioneer Core Equity Fund Class Y

   3,422,366

 231,466

 Pioneer Disciplined Growth Fund Class Y

   3,465,051

 493,881

 Pioneer Disciplined Value Fund Class Y

   10,094,937

 447,356

 Pioneer Dynamic Credit Fund Class Y

   4,379,619

 191,663

 Pioneer Emerging Markets Fund Class Y

   4,808,832

 104,526

 Pioneer Equity Income Fund Class Y

   3,455,623

 14,121

 Pioneer Floating Rate Fund Class Y

   98,003

 127,132

 Pioneer Fund Class Y

   4,975,942

 220,447

 Pioneer Fundamental Growth Fund Class Y

   3,478,654

 430,654

 Pioneer Global Equity Fund Class Y

   5,163,542

 743,056

 Pioneer Global High Yield Fund Class Y

   7,274,513

 243,892

 Pioneer Global Multisector Income Fund Class Y

   2,660,859

 297,577

 Pioneer High Yield Fund Class Y

   3,237,640

 262,634

 Pioneer International Value Fund Class Y

   5,696,542

 307,185

 Pioneer Mid Cap Value Fund Class Y

   8,545,876

 143,410

 Pioneer Multi-Asset Ultrashort Income Fund Class Y

   1,442,702

 41,169

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   1,627,826

 27,314

 Pioneer Real Estate Shares Class Y

   682,309

 108,833

 Pioneer Select Mid Cap Growth Fund Class Y

   4,296,727

 Shares

 Value

 PIONEER FUNDS - (continued)

 1,805,514

 Pioneer Short Term Income Fund Class Y

 $ 17,441,270

 421,056

 Pioneer Strategic Income Fund Class Y

   4,597,930

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $97,302,317)

 $ 118,148,461

 TOTAL INVESTMENTS IN SECURITIES - 100.0%

 (Cost $124,643,209)  (a)

 $ 156,810,192

 OTHER ASSETS AND LIABILITIES - 0.0%

 $ (67,368)

 TOTAL NET ASSETS - 100.0%

 $ 156,742,824

 (a)     At September 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $126,571,453 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 33,168,769

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (2,930,030)

 Net unrealized appreciation

 $ 30,238,739

 Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

 Level 1 - unadjusted quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $156,810,192

   $–

 $–

 $156,810,192

 Total

 $156,810,192

 $ –

 $–

 $156,810,192

 During the nine months ended September 30, 2013, there were no transfers between Levels 1, 2, and 3.

 Pioneer Ibbotson Growth Allocation VCT Portfolio

 PIONEER VARIABLE CONTRACTS TRUST

 SCHEDULE OF INVESTMENTS 9/30/13  (UNAUDITED)

 Shares

 Value

 MUTUAL FUNDS - 100.0%

 NON-PIONEER FUNDS - 25.8%

 173,373

 BlackRock Capital Appreciation Fund

 $ 5,095,436

 273,619

 BlackRock Global SmallCap Fund Institutional Class

   7,893,915

 244,731

 BlackRock International Index Fund Institutional Class

   3,108,080

 115,314

 BlackRock International Opportunities Portfolio Institutional Class

   4,448,815

 333,461

 BlackRock Value Opportunities Fund Institutional Class

   9,210,182

 457,407

 INVESCO Global Real Estate Fund Class R5

   5,443,143

 334,588

 INVESCO Global Small & Mid Cap Growth Fund Class R5

   7,146,801

 419,528

 INVESCO International Growth Fund Class R5

   13,802,485

 272,259

 INVESCO Select Companies Fund Class R5

   6,618,613

 1,444,591

 Oppenheimer Commodity Strategy Total Return Fund Class Y

   4,362,663

 TOTAL INVESTMENTS IN NON-PIONEER FUNDS

 (Cost $52,005,886)

 $ 67,130,133

 PIONEER FUNDS - 74.2%

 2,081,279

 Pioneer Bond Fund Class Y

 $ 19,897,028

 456,826

 Pioneer Core Equity Fund Class Y

   6,592,001

 496,942

 Pioneer Disciplined Growth Fund Class Y

   7,439,217

 959,115

 Pioneer Disciplined Value Fund Class Y

   19,604,305

 45,184

 Pioneer Dynamic Credit Fund Class Y

   442,352

 467,506

 Pioneer Emerging Markets Fund Class Y

   11,729,715

 276,168

 Pioneer Equity Income Fund Class Y

   9,130,114

 220,982

 Pioneer Fund Class Y

   8,649,253

 561,492

 Pioneer Fundamental Growth Fund Class Y

   8,860,349

 943,323

 Pioneer Global Equity Fund Class Y

   11,310,439

 513,279

 Pioneer Global High Yield Fund Class Y

   5,024,998

 338,692

 Pioneer Global Multisector Income Fund Class Y

   3,695,132

 1,999

 Pioneer Government Income Fund Class Y

   19,271

 243,997

 Pioneer High Yield Fund Class Y

   2,654,684

 764,383

 Pioneer International Value Fund Class Y

   16,579,458

 557,429

 Pioneer Mid Cap Value Fund Class Y

   15,507,667

 1,705

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   28,182

 160,190

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   6,333,906

 100,518

 Pioneer Real Estate Shares Class Y

   2,510,939

 235,604

 Pioneer Select Mid Cap Growth Fund Class Y

   9,301,663

 Shares

 Value

 PIONEER FUNDS - (continued)

 2,206,238

 Pioneer Short Term Income Fund Class Y

 $ 21,312,255

 552,624

 Pioneer Strategic Income Fund Class Y

   6,034,658

 TOTAL INVESTMENTS IN PIONEER FUNDS

 (Cost $153,696,674)

 $ 192,657,586

 TOTAL INVESTMENTS IN SECURITIES - 100.0%

 (Cost $205,702,560)  (a)

 $ 259,787,719

 OTHER ASSETS AND LIABILITIES - 0.0%

 $ 43,888

 TOTAL NET ASSETS - 100.0%

 $ 259,831,607

 (a)     At September 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $208,052,471 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 56,939,739

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (5,204,491)

 Net unrealized appreciation

 $ 51,735,248

 Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

 Level 1 - unadjusted quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $259,787,719

   $–

 $–

 $259,787,719

 Total

 $259,787,719

 $ –

 $–

 $259,787,719

 During the nine months ended September 30, 2013, there were no transfers between Levels 1, 2, and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2013

* Print the name and title of each signing officer under his or her signature.